The Quaker(TM) Funds




                                 GRAPHIC OMITTED




                                 ANNUAL REPORT



                                 JUNE 30, 2001



                              The Quaker(TM) Funds
                                800 o 220 o 8888
                           HTTP://WWW.QUAKERFUNDS.COM

                                                                   June 30, 2001

DEAR FELLOW SHAREHOLDER:

     This has been the most exciting year in the history of your fund company. A year ago, the Quaker Family of Funds had total assets of approximately $50 million. As of June 30, 2001, your fund family had total assets of approximately $150 million, a threefold increase in total fund assets. This despite the fact that the equity markets suffered significant setbacks during the same period.

     The reasons for our success this past year are many. We converted from a no-load family to a load share family offering a variety of investing options and significantly increasing our distribution capabilities. We added three new funds to our family, the Quaker Small-Cap Growth Fund, The Quaker High Yield Fund and the Quaker Government Money Market Fund, which allowed for our clients to better allocate their investments. And last, but not least, we continue to be blessed with fund managers who are among the best in the country. The Quaker Aggressive Growth Fund, managed by Manu Daftary, has been ranked at various times during the last year as one of the top rated funds in the country by such publications as Morningstar, Barrons, The Philadelphia Inquirer and Mutual Fund Magazine. The High Yield Fund, managed by Jeff Rollert of ALM Advisors, and the Quaker Small-Cap Value Fund, managed by Ted Aronson of Aronson + Partners, have each been similarly honored during the year.

     The picture for our funds has not been without some darkness. In May, 2001, your Board of Trustees voted to close the Quaker Large-Cap Value fund due to lack of shareholders and excessive expenses. Furthermore, the markets over this last year have been very difficult to navigate. Each of our managers discusses their fund's performance and the major factors influencing that performance in the letters that follow.

     Due to your faith and support, and the continued efforts of our uniformly excellent fund managers, we have high hopes for the future of the Quaker Family of Funds. It is one of life's great truths that "past performance is not an indication of future results," but that being said, we are setting our sights on having an even better year in 2002 than this year.

     On behalf of all of us at the Quaker Family of Funds, thank you for investing with us. We will continue to do all in our power to justify your faith in our ability to enhance your investment.

                               Very truly yours,



                               /s/ Jeffry H. King, Sr.

                               Jeffry H. King, Sr.

                               President &
                               Chairman of the Board

                                                                 August 31, 2001

DEAR FELLOW QUAKER CORE EQUITY FUND SHAREHOLDERS:

     The past year was a tumultuous time period for your fund and growth managers in general. During this time period, your Portfolio trailed the performance of the S&P 500 Index (-37.33% vs. -14.82%)*. Earnings expectations for large capitalization growth stocks rapidly diminished during the past year as hopes for a swift recovery in the economy dissipated.

     As a residual of our investment process of identifying potential losers, your Portfolio will have a bias towards stocks exhibiting positive earnings surprises, which is normally a positive attribute. However, during the past fiscal year, stocks with negative earnings surprises actually outperformed positive earnings surprises (-14% vs. -45%). During periods of heightened market volatility this can be the case as normally positive attributes are cast aside due to investor irrationality. Thus far in 2001, the marketplace has rewarded stocks with reasonable valuations. Stocks with lower price-earnings ratios and growth-at-a-reasonable price attributes have outperformed, which have benefited your Portfolio.

     Your Portfolio has also capitalized by avoiding the worst negative earnings surprises and revisions. Currently, your Portfolio's largest sector overweight is within Financials due to their earnings visibility including names such as Fannie Mae and Freddie Mac. Your Portfolio continues to de-emphasize the Technology sector as many of these companies continue to experience declines on their return on invested capital due to excess capacity. Accordingly, your Portfolio has little representation within Semiconductors, Telecommunication Equipment and Data Storage stocks. Your Portfolio's Technology exposure is focused on dominant providers such as Microsoft, Dell and IBM. Within Health Care, your Portfolio is positioned in the service-related companies such as Health Management Associates and Healthsouth rather than large capitalization Pharmaceuticals due to slowing revenue growth.

     Going forward, look for your Portfolio to continue its bias toward holding stocks with reasonable valuations, sustainable long-term earnings growth rates and high earnings visibility. Volatility will continue to be above average as the marketplace begins to discount next year's earnings and anticipates additional Federal Reserve monetary policy changes. However, as long as positive earnings surprise, positive earnings revisions and financial quality are rewarded we remain comfortable with the structure of your Portfolio heading into the second half of the year.

                               Respectfully submitted,



                               /s/ John Geewax

                               John Geewax

                               Geewax, Terker & Co.





*Calculated based on the Fund's Class A shares prior to deduction of the maximum sales charges. The Fund's total return after deduction of the maximum sales charge was -40.77%.

                                                                 August 31, 2001

DEAR FELLOW AGGRESSIVE GROWTH FUND SHAREHOLDER:

     For the fiscal year ending June 30, 2001, the Quaker Aggressive Growth Fund achieved a -5.0%* overall total return versus the S&P 500 Index total return of -14.82% and the NASDAQ Index total return of -45.37% for the same period. From these numbers it is clear that while we were able to preserve capital very well, we did not make you money. And I am sure that is the main reason that you (and me) invest in the Fund. We do believe, however, that the markets will "come our way" soon. And I want to take this opportunity to thank you for your continued confidence and hope you will "keep the faith" as the years progress.

     On a brighter note, the Quaker Aggressive Growth Fund was chosen by Barron's as one of the top performing Mutual Funds in the country overall, and was Number 1 in their Aggressive Growth Fund category. It was the only Fund to achieve these rankings two years in a row. We are very proud of this achievement and be assured that we are working very hard for a "three-peat!"

     Our relative out-performance over the last year was mainly due to our taking defensive measures to protect capital. Last year, we were quite bullish on the bandwidth build-out around the globe and positioned the Fund accordingly in the beneficiaries of this build-out. However, with the "bubble break" that occurred in March of last year, we became quite concerned with future business prospects for technology and communication stocks and began to raise cash in the Fund over the summer of 2000. This move served us well as technology stocks broke hard in the last quarter of 2000 and the first two quarters of 2001.

     We believe that we now have to deal with the consequences of the bubble-break and, unfortunately, the repair of this break will take time. We do believe that the inflection point in corporate profitability will occur sometime in the middle of next year (2002); equity markets should begin to discount this recovery sometime later this year. Within the equity market, as we approach that inflection point, we will emphasize "growth at a reasonable price stocks" since earnings growth and momentum become more important as the economy picks up.

     Again, we thank you for your continued confidence and faith.

                               Respectfully submitted,



                               /s/ Manu Daftary

                               Manu Daftary

                               Portfolio Manager
                               Quaker Management Corp.



*Calculated based on the Fund's Class A shares prior to deduction of the maximum sales charges. The Fund's total return after deduction of the maximum sales charge was -10.3%.

                                                                 August 31, 2001

DEAR FELLOW QUAKER MID-CAP VALUE FUND SHAREHOLDER:

     Schneider Capital Management was hired by the fund's board of directors to manage the fund effective December 15, 2000. For the six months ended June 30, 2001, the Quaker Mid-Cap Value Fund-Class I provided a 7.48% return and outperformed the benchmark Russell Midcap Value Index, which returned 3.26% during the same period.

     During the six months ended June 30, 2001, differences between the economic sector weightings of the fund versus the Russell Midcap Value Index did not substantially impact performance. Strong investment results from a number of individual holdings in various industries made a positive contribution. Specifically, the fund benefited from its holdings in several undervalued retail stocks that are at various stages of turning around their operations. Timely investments in selected rail, trucking and auto parts issues also boosted returns. On the flip side, unfavorable short-term performance in our health care management company holdings negatively impacted returns. The prices of these HMOs were punished after reporting disappointing first quarter earnings. We believe the investment case for improved profitability is still intact, so we added to our position in HMOs during the second quarter.

     There were no strategic shifts in sector weightings during the period. The fund continues to be substantially underweighted in the energy, consumer discretionary and utilities sectors when compared to Russell Midcap Value Index. We generally regard the consumer discretionary sector to be overvalued in relation to our assessment of deteriorating business fundamentals, although we have found opportunities to invest in several company-specific situations. The portfolio is most overweighted in the materials & processing and autos & transportation sectors. In autos & transportation, we believe we uncovered promising potential in selected holdings in rail transportation, auto parts and truck manufacturing.

     We believe that stock market valuations at mid-year reflected the expectation that the stimulative measures taken by U.S. policy makers will keep consumers spending and engineer a moderate recovery beginning in the second half. History offers evidence that their efforts usually work, although the results of central bank actions are decidedly mixed in turning around post-bubble economies (versus a "normal" postwar recession). In our opinion, it will take more aggressive action than usual to reverse the current investment-led slump, so we take some comfort that the Fed has still left itself room to cut rates even further without rekindling inflation. Turning points are awfully difficult to predict, but we suspect that the Fed might need to dispense more of the "medicine" in its cabinet in order to get the economy firmly back on its feet.

     We appreciate your support as we work energetically every day to invest in companies that have temporarily fallen from favor but are near a turning point in their fortunes. The rewards can be handsome when these stocks eventually earn back the respect they once had among investors.

                               Respectfully Submitted,


                               /s/ Arnold Schneider

                               Arnold Schneider

                               Schneider Capital Management

                                                                 August 31, 2001

DEAR FELLOW SHAREHOLDER:

     The Quaker Small-Cap Value Fund had its best fiscal year ever, and has achieved an average annual total return on its Class A shares since inception of the Fund of 14.22% (after deduction of the maximum sales charge) vs. 9.14% for the Russell 2000 Index. We hope it never happens again, at least not in the same way and here's why.

     Two years ago the scene was dramatically different. The 1999-2000 fiscal year was characterized by wild speculation in high-valuation stocks -- just the sort of stocks the Fund doesn't buy. As a result, our relative performance suffered, big time.

     What a difference a year makes.

     In 2000-2001, rational sobriety replaced the irrational exuberance of 1999-2000. In other words, fundamental valuation prevailed, our kind of stocks (the ones associated with cash earnings) returned to favor, and our relative performance rebounded in an even bigger way.

     When these two periods are combined, we come out on top, but such volatility, or risk, exacts a price. Pity the shareholders who liquidated at the peak of the speculative frenzy -- ouch! It's this risk aspect that makes us hope the extremes of the recent past are not repeated.

     We continue to make every effort to outperform our benchmark by sticking to our disciplined investment process. The "bumpiness" of the ride, however, is up to the capital markets.


                               /s/ Ted Aronson

                               /s/ Kevin Johnson

                               /s/ Martha Ortiz

                               Ted Aronson, Kevin Johnson, Martha Ortiz

                               Aronson+Partners Portfolio Management Team

                                                                 August 31, 2001

DEAR FELLOW QUAKER SMALL-CAP GROWTH FUND SHAREHOLDER:

     The past year was a tumultuous time period for your fund and growth managers in general. Since inception, your Portfolio has slightly underperformed the Russell 2000 Index (-10.70%* vs. -1.64%). Small capitalization growth stocks fared significantly better than large capitalization growth stocks during this time period mainly due to their attractive relative valuations coupled with the fact that earnings expectations held up much stronger than large capitalization growth stocks. As a residual of our investment process of identifying potential losers, your Portfolio will have a bias towards stocks exhibiting positive earnings surprises, which is normally a positive attribute. However, during the past fiscal year, stocks with negative earnings surprises actually outperformed positive earnings surprises (2% vs. -3%). During periods of heightened market volatility this can be the case as normally positive attributes are cast aside due to investor irrationality.

     However, the biggest factor affecting the small capitalization universe and your Portfolio has unquestionably been the micro-cap effect. During 2001, stocks in the highest decile of market capitalization returned -20% versus the lowest decile, which returned +22%. This is noteworthy due to the fact that your Portfolio will be situated in the larger names within the small capitalization universe due to their trading liquidity. Our investment process is predicated on the ability to establish and liquidate positions in a timely manner without having significant market impact. This has represented the largest headwind for your Portfolio year-to-date.

     Thus far in 2001, the marketplace has rewarded stocks with reasonable valuations. Stocks with lower price-earnings ratios and growth-at-a-reasonable price attributes have outperformed, which have benefited your Portfolio. Currently, your Portfolio's largest sector overweight is within Financials. Your Portfolio continues to de-emphasize the Technology sector as many of these companies continue to experience declines on their return on invested capital due to excess capacity. Accordingly, your Portfolio has minimal representation within Semiconductors and Telecommunication Equipment stocks. Within Health Care, your Portfolio is positioned in the service-related companies such as Renal Care Group and Respironics rather than volatile Biotechnology stocks.

     Going forward, look for your Portfolio to continue its bias toward holding stocks with reasonable valuations, sustainable long-term earnings growth rates and high earnings visibility. Volatility will continue to be above average as the marketplace begins to discount next year's earnings and anticipates additional Federal Reserve monetary policy changes. However, as long as positive earnings surprises, positive earnings revisions and financial quality are rewarded we remain comfortable with the structure of your Portfolio heading into the second half of the year.

                               Respectfully submitted,



                               /s/ John Geewax

                               John Geewax

                               Geewax, Terker & Co.



*Calculated based on the Class I shares.

                                                                 August 31, 2001

DEAR FELLOW QUAKER SHAREHOLDERS:

THE QUAKER FIXED INCOME FUND
----------------------------

     From the Fund's inception to June 30, 2001, the average annual total return on the Class A shares of The Quaker Fixed Income Fund prior to deducting the maximum sales charge was +5.14% vs. an average annual total return of 6.92% for the Salomon Brothers Broad Investment Grade Bond Index for the same period. Although we slightly under performed our benchmark index for the period, we are very encouraged by the business trends in the overall economy. We recently have sold a number of well performing positions in order to raise cash to invest in high value securities we identify going forward. Looking out twelve months, we think it's reasonable to expect 8% overall returns, with yields currently on ten year treasuries of about 5.15%. The prior three-year drought has ended in the US corporate bond market and we expect the next three year's returns to afford us a wonderful investing opportunity.

     The last eighteen months have been a nice change, as bonds began to perform better. We believe now the interest rate cuts are largely behind us. The last three years have seen a dramatic outperformance of governments versus treasury bonds (known as spread widening). It began with the Long Term Capital Management crisis in 1998, and corporate began to recover only recently.

     We are very excited about prospects for the Fund over the next year, and we thank you for your continued support and faith in our investment management of the Fund.


THE QUAKER HIGH YIELD FUND
--------------------------

     The total return for Class A shares of the Quaker High Yield Fund for the period from September 5, 2000 (commencement of operations) to June 30, 2001 was 1.77% (after deducting the maximum sales charge) vs. a -0.61% total return for the Lehman Corporate High Yield Bond Index for the same period. We have repeatedly been ranked among the top ten bond funds during the year, and have been ranked # 1 a number of times.

     Our investment philosophy is company specific and is not necessarily related to specific industry changes. Many companies are issuing debt to reduce their dependency on the banking community, and we see this trend continuing into the foreseeable future.

     One of the most frequently asked questions among our investors is, "Have I missed the move?" In our opinion, no, you have not. We expect the high yield sector of the market to continue to perform well for another two to three years, with the sector possibly outperforming all other securities, including equities. There are many companies issuing debt with 15-20% effective yields that we feel are reasonable credit risks. We will continue to aggressively seek out investments that maximize our shareholders' wealth.


THE QUAKER GOVERNMENT MONEY MARKET FUND
---------------------------------------

     The money market fund was opened on July 5, 2001 and was up and running favorably. Its aggregate total return for the fiscal year ending June 30, 2001 was 5.76%. We hold positions that are either government guaranteed, or are an agency of the US government. We continue to buy and hold smaller "lots" where we feel we can get a slightly better price than larger pieces. Overall, the yields and returns on the fund have been satisfactory, and we hope that the next year will be even better.

     We thank you for your continued faith and confidence in our investment management of your Fund.

                               Respectfully Submitted,


                               /s/ Jeffry Rollert

                               Jeffry Rollert

                               Managing Director
                               ALM Advisors, Inc.


                                                QUAKER CORE EQUITY FUND

                                         PERFORMANCE UPDATE--$10,000 INVESTMENT
                           FOR THE PERIOD FROM NOVEMBER 25, 1996 (COMMENCEMENT OF OPERATIONS)
                                                    TO JUNE 30, 2001
      ----------------------------------------------------------------------------------------------------|
25,000|                                                                                                   |
      |                                                                                                   |
      |                                                                                                   |
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20,000|                                                                                                   |
      |                                                                                                   |
      |                                                                                                   |
      |                                                                                                   |
      |                      S&P 500                                                                      |
15,000|                    Total Return                                                                   |
      |                       Index                                                                       |
      |                                   Class A                                                         |
      |                                                                                                   |
      |                                                                                                   |
10,000|                                                                 Class C                           |
      |                                                                             Class B               |
      |                                                                                                   |
      |                                                                                                   |
      |                                                                                         Class I   |
 5,000|                                                                                                   |
      |                                                                                                   |
      -----------------------------------------------------------------------------------------------------
    11/25/  12/31/  6/30/  12/31/  6/30/  12/31/  6/30/  12/31/ 6/29/  6/30/  7/11/  11/14/  12/31/  6/30/
     96      96      97     97      98     98      99     99     00     00     00     00      00      01



                        AVERAGE ANNUALIZED TOTAL RETURN
--------------------------------------------------------------------------------
                                                    Commencement of operations
                                1 Year                  through 6/30/01
                      with sales    without sales   with sales    without sales
                        charge         charge         charge         charge
--------------------------------------------------------------------------------
Class A                (40.77)%       (37.33)%         5.47%          6.78%

Class B*                 n/a            n/a          (29.02)%       (25.36)%

Class C                (39.31)%       (38.09)%       (36.95)%       (36.32)%

Class I*                 n/a            n/a            n/a          (40.71)%

S&P 500 Total Return     n/a          (14.82)%         n/a           12.61%
--------------------------------------------------------------------------------

*Aggregate return, class less than one year from inception

     Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Total return includes reinvestment of dividends and capital gains.

     The Fund's portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses.


                                              QUAKER AGGRESSIVE GROWTH FUND

                                         PERFORMANCE UPDATE--$10,000 INVESTMENT
                         FOR THE PERIOD FROM NOVEMBER 25, 1996 (COMMENCEMENT OF OPERATIONS)
                                                    TO JUNE 30, 2001

      -----------------------------------------------------------------------------------------------------
40,000|                                                                                                   |
      |                                                                                                   |
      |                                                                                                   |
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      |                                                                                                   |
35,000|                                                                                                   |
      |                                                                                       Class A     |
      |                                                                                                   |
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      |                                                                                                   |
30,000|                                                                                                   |
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25,000|                                                                                                   |
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20,000|                                                                                                   |
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      |                          S&P 500                                                                  |
15,000|                        Total Return                                                               |
      |                           Index                                                                   |
      |                                                                                                   |
      |                                                                                                   |
      |                                                                                                   |
10,000|                                                                Class I       Class B              |
      |                                                                                          Class C  |
      |                                                                                                   |
      |                                                                                                   |
      |                                                                                                   |
 5,000|                                                                                                   |
      -----------------------------------------------------------------------------------------------------
    11/25/  12/31/  6/30/  12/31/  6/30/  12/31/  6/30/  12/31/  6/30/  7/10/  7/19/  7/31/  12/31/  6/30/
     96      96      97     97      98     98      99     99      00     00     00     00     00      01




                        AVERAGE ANNUALIZED TOTAL RETURN
--------------------------------------------------------------------------------
                                                    Commencement of operations
                                1 Year                  through 6/30/01
                      with sales    without sales   with sales    without sales
                        charge         charge         charge         charge
--------------------------------------------------------------------------------
Class A                (10.29)%        (5.06)%         29.86%       31.47%

Class B*                 n/a            n/a           (14.88)%      (6.33)%

Class C*                 n/a            n/a            (8.23)%      (6.49)%

Class I*                 n/a            n/a              n/a        (6.92)%

S&P 500 Total Return     n/a          (14.82)%           n/a        12.61%
--------------------------------------------------------------------------------

*Aggregate return, class less than one year from inception


     Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Total return includes reinvestment of dividends and capital gains.

     The Fund's portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses.


                                       QUAKER MID-CAP VALUE FUND

                                 PERFORMANCE UPDATE--$10,000 INVESTMENT
                    FOR THE PERIOD FROM JANUARY 6, 1998 (COMMENCEMENT OF OPERATIONS)
                                           TO JUNE 30, 2001
      ---------------------------------------------------------------------------------------
16,000|                                                                                     |
      |                                                                                     |
      |                                   S&P 400                                           |
      |                                 Mid-Cap Index                                       |
      |                                                                                     |
      |                                                                                     |
      |                                                                                     |
13,000|                                                                                     |
      |                                                                                     |
      |                                                  Russell                            |
      |                                                  Mid-Cap                            |
      |                                                 Value Index                         |
      |                                                                                     |
      |                                                                     Class A         |
10,000|                                                           Class I         Class B   |
      |                                                 Class C                             |
      |                                                                                     |
      ---------------------------------------------------------------------------------------
     12/31/   6/30/   12/31/   6/30/   12/31/   6/30/   7/28/  11/21/  12/31/  1/4/   6/30/
       97      98      98       99      99       00      00     00      00      01     01



                        AVERAGE ANNUALIZED TOTAL RETURN
--------------------------------------------------------------------------------
                                                    Commencement of operations
                                1 Year                  through 6/30/01
                      with sales    without sales   with sales    without sales
                        charge         charge         charge         charge
--------------------------------------------------------------------------------
Class A                  1.03%         6.95%          2.96%           4.64%

Class B*                  n/a           n/a           4.32%           9.32%

Class C*                  n/a           n/a          11.83%          12.83%

Class I*                  n/a           n/a            n/a           13.83%

S&P 400 Mid-Cap           n/a          7.75%           n/a           13.49%

Russell Mid-Cap Value     n/a         23.93%           n/a            7.59%
--------------------------------------------------------------------------------

*Aggregate return, class less than one year from inception

     The Russell Mid-Cap Value Index has been determined to be the most appropriate index to be used for comparative purposes based on the Fund's portfolio and current investment strategy. In the future the Russell Mid-Cap Value Index will be the only index compared to the Fund.

     Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Total return includes reinvestment of dividends and capital gains.

     The Fund's portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses.



                                              QUAKER SMALL-CAP VALUE FUND

                                         PERFORMANCE UPDATE--$10,000 INVESTMENT
                           FOR THE PERIOD FROM NOVEMBER 25, 1996 (COMMENCEMENT OF OPERATIONS)
                                                    TO JUNE 30, 2001

      -----------------------------------------------------------------------------------------------------
20,000|                                                                                                   |
      |                                                                                                   |
      |                                                                                                   |
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15,000|                                                  Russell 2000                                     |
      |                                                     Index                                         |
      |                                                                                                   |
      |                                                           Class A                                 |
      |                                                                                                   |
      |                                                                                                   |
      |                                                                                        Class I    |
10,000|                                                              Class C                              |
      |                                                                               Class B             |
      |                                                                                                   |
      |                                                                                                   |
      |                                                                                                   |
      |                                                                                                   |
 5,000|                                                                                                   |
      |                                                                                                   |
      |                                                                                                   |
      -----------------------------------------------------------------------------------------------------
    11/25/  12/31/  6/30/  12/31/  6/30/  12/31/  6/30/  12/31/  6/30/  7/27/  9/12/  11/14/  12/31/  6/30/
      96     96      97     97      98     98      99     99      00     00     00     00      00      01


                        AVERAGE ANNUALIZED TOTAL RETURN
--------------------------------------------------------------------------------
                                                    Commencement of operations
                                1 Year                  through 6/30/01
                      with sales    without sales   with sales    without sales
                        charge         charge         charge         charge
--------------------------------------------------------------------------------
Class A                  22.55%        29.67%         14.22%         15.64%

Class B*                  n/a           n/a           11.96%         16.96%

Class C*                  n/a           n/a           26.74%         27.74%

Class I*                  n/a           n/a            n/a           15.31%

Russell 2000              n/a          (0.86)%         n/a            9.14%
--------------------------------------------------------------------------------

*Aggregate return, class less than one year from inception

     Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Total return includes reinvestment of dividends and capital gains.

     The Fund's portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses.

                          QUAKER SMALL-CAP GROWTH FUND

                     PERFORMANCE UPDATE--$10,000 INVESTMENT
      FOR THE PERIOD FROM SEPTEMBER 18, 2000 (COMMENCEMENT OF OPERATIONS)
                                TO JUNE 30, 2001

      -------------------------------------------------------------------------|
12,000|                                                                        |
      |                                                                        |
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11,000|                                                                        |
      |                                                          Class B       |
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10,000|                                                                        |
      |                                                                        |
      |                                                                        |
      |                                                           Class A      |
      |                                                                        |
      |                                                                        |
 9,000|                                              Russell 2000              |
      |                                                Index                   |
      |                                                             Class I    |
      |                                                                        |
      |                                                                        |
      |                                                                        |
 8,000|                                                                        |
      |                                                                        |
      |                                                                        |
      --------------------------------------------------------------------------
       9/18/     9/30/      12/31/     3/15/       3/31/      6/14/      6/30/
        00        00          00        01          01         01         01


                        AVERAGE ANNUALIZED TOTAL RETURN
--------------------------------------------------------------------------------
                                    Commencement of operations
                                         through 6/30/01
                             with sales charge      without sales charge
--------------------------------------------------------------------------------
Class A*                          (3.55)%                    2.07%

Class B*                           6.81%                    11.81%

Class I*                           n/a                     (10.70)%

Russell 2000                       n/a                      (1.64)%
--------------------------------------------------------------------------------

*Aggregate return, class less than one year from inception

     Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Total return includes reinvestment of dividends and capital gains.

     The Fund's portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses.



                                               QUAKER FIXED INCOME FUND

                                       PERFORMANCE UPDATE--$10,000 INVESTMENT
                          FOR THE PERIOD FROM NOVEMBER 25, 1996 (COMMENCEMENT OF OPERATIONS)
                                                   TO JUNE 30, 2001

      -----------------------------------------------------------------------------------------------------
  15  |                                                                                                   |
      |                                                            Salomon Brothers                       |
      |                                                            Broad Investment                       |
      |                                                              Grade Index                          |
      |                                                                                                   |
      |                                                                                                   |
      |                                                                 Class A                           |
      |                                                                                                   |
      |                                                                                                   |
  10  |                                                                        Class C       Class I      |
      |                                                                                 Class B           |
      |                                                                                                   |
      |                                                                                                   |
      |                                                                                                   |
      |                                                                                                   |
      |                                                                                                   |
      |                                                                                                   |
      |                                                                                                   |
   5  |                                                                                                   |
      |                                                                                                   |
       ----------------------------------------------------------------------------------------------------
      11/25/  12/31/  6/30/  12/31/  6/30/  12/31/  6/30/  12/31/  6/30/  12/31/  1/12/  4/5/  4/16/  6/30/
        96     96      97     97      98     98      99     99      00     00      01     01    01     01



                        AVERAGE ANNUALIZED TOTAL RETURN
--------------------------------------------------------------------------------
                                                    Commencement of operations
                                1 Year                  through 6/30/01
                      with sales    without sales   with sales    without sales
                        charge         charge         charge         charge
--------------------------------------------------------------------------------
Class A                  3.82%          8.37%          4.15%          5.14%

Class B*                  n/a            n/a          (6.42)%        (1.55)%

Class C*                  n/a            n/a           0.46%          1.46%

Class I*                  n/a            n/a            n/a          (0.52)%

Salomon Brothers
  Broad Investment Grade  n/a          11.26%           n/a           6.92%
--------------------------------------------------------------------------------

*Aggregate return, class less than one year from inception

     Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Total return includes reinvestment of dividends and capital gains.

     The Fund's portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses.

                             QUAKER HIGH YIELD FUND

                     PERFORMANCE UPDATE--$10,000 INVESTMENT
         FOR THE PERIOD FROM JULY 6, 2000 (COMMENCEMENT OF OPERATIONS)
                                TO JUNE 30, 2001

      -------------------------------------------------------------------------|
12,000|                                                                        |
      |                                                                        |
      |                                                                        |
      |                                                                        |
      |                                                                        |
      |                                                                        |
      |                                                                        |
11,000|                                                                        |
      |                                                 Class B                |
      |                                                                        |
      |                                                                        |
      |             Lehman Corporate                                           |
      |                High Yield                                              |
      |                  Index                                                 |
10,000|                                                              Class C   |
      | Class I                                                                |
      |                                                                        |
      |                                                                        |
      |                     Class A                                            |
      |                                                                        |
 9,000|                                                                        |
      |                                                                        |
      |                                                                        |
      |                                                                        |
      |                                                                        |
      |                                                                        |
 8,000|                                                                        |
      |                                                                        |
      |                                                                        |
      --------------------------------------------------------------------------
      7/1/     9/5/     9/30/     10/17/     12/31/     3/31/     5/30/    6/30/
       00       00       00         00         00        01        01       01


                        AVERAGE ANNUALIZED TOTAL RETURN
--------------------------------------------------------------------------------
                                    Commencement of operations
                                         through 6/30/01
                             with sales charge      without sales charge
--------------------------------------------------------------------------------
Class A*                           1.77%                    6.29%

Class B*                           3.92%                    8.92%

Class C*                          (1.38)%                  (0.50)%

Class I*                            n/a                     4.61%

Lehman Corporate High Yield         n/a                    (0.61)%
--------------------------------------------------------------------------------

*Aggregate return, class less than one year from inception

     Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Total return includes reinvestment of dividends and capital gains.

     The Fund's portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses.

                            QUAKER CORE EQUITY FUND
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2001

                                                           NUMBER       MARKET
                                                          OF SHARES      VALUE
                                                          ---------     --------
COMMON STOCK -- 95.36%

   ADVERTISING -- 0.65%
      Omnicom Group Inc.                                    1,430    $  122,980
                                                                     ----------
   AEROSPACE -- 1.09%
      General Dynamics Corporation                            700        54,467
      United Technologies Corporation                       2,050       150,183
                                                                     ----------
                                                                        204,650
                                                                     ----------
   AIRLINES -- 0.33%
      Southwest Airlines Co.                                3,370        62,311
                                                                     ----------
   APPAREL -- 0.13%
      Coach, Inc.*                                            650        24,732
                                                                     ----------
   AUTO PARTS & EQUIPMENT -- 0.23%
      Autozone, Inc.*                                          70         2,625
      Lear Corporation*                                     1,170        40,833
                                                                     ----------
                                                                         43,458
                                                                     ----------
   BANKS -- 0.60%
      Bank of New York Company, Inc.                          900        43,200
      Fifth Third Bancorp                                     300        18,015
      First Tennessee National Corporation                     80         2,777
      Northern Trust Corporation                              770        48,125
                                                                     ----------
                                                                        112,117
                                                                     ----------
   BROADCASTING -- 0.11%
      Cablevision Systems Corporation*                        360        21,060
                                                                     ----------
   CHEMICALS -- 0.02%
      Albany Molecular Research, Inc.*                        100         3,801
                                                                     ----------
   COMMERCIAL SERVICES -- 0.60%
      Concord EFS, Inc.*                                    2,010       104,540
      Total System Services, Inc.                             280         7,952
                                                                     ----------
                                                                        112,492
                                                                     ----------
   COMPONENTS -- 0.10%
      Microchip Technology Incorporated*                      530        18,152
                                                                     ----------
   COMPUTER HARDWARE -- 1.68%
      CDW Computer Centers, Inc.*                              50         1,985
      Dell Computer Corporation*                           12,090       313,735
                                                                     ----------
                                                                        315,720
                                                                     ----------
   COMPUTER SERVICES & SOFTWARE -- 16.90%
      AOL Time Warner Inc.*                                18,290       969,370
      BMC Software, Inc.*                                   1,980        44,629
      Ceridian Corporation*                                 1,190        22,812
      Citrix Systems, Inc.*                                 2,070        72,243
      Compuware Corporation*                                  900        12,591
      Electronic Data Systems Corporation                   1,610       100,625
      Fiserv, Inc.*                                           470        30,071
      i2 Technologies, Inc.*                                  910        18,018
      Internet Security Systems, Inc.*                        870        42,247
      Micromuse Inc.*                                       1,680        47,023

                            QUAKER CORE EQUITY FUND
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2001


                                                           NUMBER       MARKET
                                                          OF SHARES      VALUE
                                                          ---------     --------
COMMON STOCK -- (continued)

   COMPUTER SERVICES & SOFTWARE -- (continued)
      Microsoft Corporation*                               19,500   $ 1,415,700
      Pixar, Inc.*                                            130         5,304
      Quest Software, Inc.*                                 1,570        59,267
      Rational Software Corporation*                        4,390       123,139
      Siebel Systems, Inc.*                                 3,710       173,999
      Synopsys, Inc.*                                         110         5,323
      VeriSign, Inc.*                                         575        34,506
                                                                    -----------
                                                                      3,176,867
                                                                    -----------
   COMPUTER SYSTEMS -- 4.79%
      Extreme Networks, Inc.*                                 260         7,670
      International Business Machines Corporation           7,910       893,830
                                                                    -----------
                                                                        901,500
                                                                    -----------
   CONSUMER PRODUCTS -- 0.37%
      The Estee Lauder Companies Inc.                         365        15,731
      Phillip Morris Companies Inc.                         1,000        50,750
      UST Inc.                                                 90         2,597
                                                                    -----------
                                                                         69,078
                                                                    -----------
   DISTRIBUTION -- 0.09%
      Waters Corporation*                                     600        16,566
                                                                    -----------
   DIVERSIFIED CONGLOMERATES -- 9.60%
      Corning Incorporated                                  2,230        37,263
      General Electric Company                             36,270     1,768,162
                                                                    -----------
                                                                      1,805,425
                                                                    -----------
   EDUCATION -- 0.02%
      Apollo Group, Inc.*                                     105         4,457
                                                                    -----------
   ELECTRONICS & ELECTRICAL EQUIPMENT -- 2.13%
      Intel Corporation                                    12,900       377,325
      TECO Energy, Inc.                                       790        24,095
                                                                    -----------
                                                                        401,420
                                                                    -----------
   ELECTRICAL SERVICES -- 0.22%
      Mirant Corporation*                                     940        32,336
      Molex Incorporated                                      230         8,402
                                                                    -----------
                                                                         40,738
                                                                    -----------

   ENERGY -- 0.39%
      Allegheny Energy, Inc.                                1,060        51,145
      Black Hills Corporation                                  40         1,609
      Utilicorp United Inc.                                   700        21,497
                                                                    -----------
                                                                         74,251
                                                                    -----------
   ENTERTAINMENT & LEISURE -- 0.29%
      International Game Technology*                          560        35,050
      MGM Mirage Inc.                                         660        19,774
                                                                    -----------
                                                                         54,824
                                                                    -----------

                            QUAKER CORE EQUITY FUND
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2001

                                                           NUMBER       MARKET
                                                          OF SHARES      VALUE
                                                          ---------     --------
COMMON STOCK -- (continued)

   FINANCIAL SERVICES -- 7.30%
      Citigroup Inc.                                        2,210   $   116,776
      Countrywide Credit Industries, Inc.                     660        30,281
      Equifax Inc.                                          1,320        48,418
      Fannie Mae                                            4,490       382,324
      Freddie Mac                                           5,450       381,500
      The Goldman Sachs Group, Inc.                           210        18,018
      H&R Block, Inc.                                          30         1,937
      Investors Financial Services Corp.                      240        16,080
      MBNA Corporation                                      4,590       151,241
      Morgan Stanley Dean Witter & Co.                        850        54,596
      Paychex, Inc.                                         1,390        55,600
      S&P Mid-Cap 400                                       1,030        98,108
      USA Education Inc.                                      250        18,250
                                                                    -----------
                                                                      1,373,129
                                                                    -----------
   FOOD & BEVERAGE -- 4.15%
      Albertson's, Inc.                                     2,040        61,180
      The Kroger Co.                                        3,020        75,500
      McCormick & Company, Incorporated                        50         2,101
      PepsiCo, Inc.                                        10,590       468,078
      Safeway Inc.*                                         1,580        75,840
      Starbucks Corporation                                 1,230        28,290
      SYSCO Corporation                                     2,530        68,690
                                                                    -----------
                                                                        779,679
                                                                    -----------
   HEALTH CARE -- 2.71%
      Community Health Care*                                  930        27,435
      First Health Group Corp.*                               300         7,236
      Health Management Associates, Inc.*                   3,760        79,110
      HEALTHSOUTH Corporation*                              4,030        64,359
      Lincare Holdings Inc.*                                2,300        69,023
      Manor Care, Inc.*                                     2,450        77,788
      McKesson Corporation                                    600        22,272
      Unitedhealth Group Incorporated                       1,850       114,238
      Universal Health Services, Inc.                         180         8,190
      Wellpoint Health Networks Inc.*                         420        39,581
                                                                    -----------
                                                                        509,232
                                                                    -----------
   INSURANCE -- 4.82%
      American International Group, Inc.                    6,360       546,960
      Express Scripts, Inc.*                                  720        39,622
      Humana Inc.*                                          6,880        67,768
      MBIA, Inc.                                              960        53,453
      MGIC Investment Corporation                             910        66,102
      The Progressive Corporation                             910       123,023
      Unitrin, Inc.                                           220         8,448
                                                                    -----------
                                                                        905,376
                                                                    -----------
   INTERNET SERVICES & SOFTWARE -- 1.29%
      Juniper Networks, Inc.*                               2,380        74,018
      ONI Systems Corp.*                                    2,510        70,029
      Openwave Systems Inc.*                                1,660        57,602
      Riverstone Networks, Inc.*                            2,080        41,371
                                                                    -----------
                                                                        243,020
                                                                    -----------

                            QUAKER CORE EQUITY FUND
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2001

                                                           NUMBER       MARKET
                                                          OF SHARES      VALUE
                                                          ---------     --------
COMMON STOCK -- (continued)

   MACHINERY, GENERAL INDUSTRIAL -- 0.31%
      Thermo Electron Corporation*                          2,620   $    57,692
                                                                    -----------
   MANUFACTURING -- 0.60%
      Harley-Davidson, Inc.                                 2,400       112,992
                                                                    -----------
   MEDICAL - DRUGS -- 0.40%
      Celgene Corporation*                                    170         4,905
      Genzyme Corporation*                                    520        31,720
      Ivax Corporation                                      1,012        39,468
                                                                    -----------
                                                                         76,093
                                                                    -----------
   MEDICAL PRODUCTS -- 7.37%
      American Home Products Corporation                    3,770       220,319
      Apogent Technologies Inc.*                              100         2,460
      Baxter International Inc.                               800        39,200
      Becton, Dickinson and Company                           740        26,485
      Biogen, Inc.*                                         1,580        85,889
      Biomet, Inc.                                          1,230        59,114
      IMS Health Incorporated.                              2,150        61,275
      Oxford Health Plans, Inc.*                              690        19,734
      Pfizer Inc.                                          21,215       849,661
      St. Jude Medical, Inc.                                  370        22,200
                                                                    -----------
                                                                      1,386,337
                                                                    -----------
   OIL & GAS -- 1.98%
      Anadarko Petroleum Corporation                          620        33,499
      Apache Corporation                                    2,440       123,830
      Baker Hughes Incorporated                               770        25,795
      Burlington Resources Inc.                               600        23,970
      Devon Energy Corporation                                790        41,475
      EOG Resources, Inc.                                     440        15,642
      Global Marine Inc.*                                   1,580        29,435
      Marine Drilling Companies, Inc.*                        770        14,715
      Murphy Oil Corporation*                                 260        19,136
      Noble Drilling Corporation*                             630        20,633
      Smith International, Inc.*                              270        16,173
      Weatherford International, Inc.*                        160         7,680
                                                                    -----------
                                                                        371,983
                                                                    -----------
   PHARMACEUTICALS -- 9.17%
      Abbott Laboratories                                   4,090       196,361
      Allergan, Inc.                                          910        77,805
      Bergen Brunswig Corporation                           3,660        70,345
      Cardinal Health, Inc.                                 5,465       377,085
      Forest Laboratories, Inc.*                            2,850       202,350
      Johnson & Johnson                                     7,447       372,340
      Eli Lilly and Company                                 1,890       139,860
      Mylan Laboratories Inc.                               1,260        35,444
      Omnicare, Inc.                                          690        13,938
      Pharmacia Corporation                                 4,030       185,178
      Watson Pharmaceuticals, Inc.*                           880        54,243
                                                                    -----------
                                                                      1,724,949
                                                                    -----------

                            QUAKER CORE EQUITY FUND
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2001

                                                           NUMBER       MARKET
                                                          OF SHARES      VALUE
                                                          ---------     --------
COMMON STOCK -- (continued)

   PIPELINES -- 2.26%
      Dynegy Inc.                                             984   $    45,756
      El Paso Corporation                                   1,930       101,402
      Enron Corp.                                           4,020       196,980
      The Williams Companies, Inc.                          2,430        80,069
                                                                    -----------
                                                                        424,207
                                                                    -----------
   PUBLISHING -- 0.15%
      The New York Times Company                              680        28,560
                                                                    -----------
   RETAIL -- 8.03%
      Barnes & Noble, Inc.*                                 1,920        75,552
      Bed Bath & Beyond Inc.*                               1,100        34,320
      BJ's Wholesale Club, Inc.*                               60         3,196
      CVS Corporation                                       2,220        85,692
      Ebay Inc.*                                            2,090       143,144
      The Home Depot, Inc.                                  7,430       345,867
      Kohl's Corporation*                                   1,510        94,722
      Payless Shoesource, Inc.*                               880        56,936
      Wal-Mart Stores, Inc.                                 9,900       483,120
      Walgreen Co.                                          4,720       161,188
      Williams Sonoma, Inc.*                                  670        26,009
                                                                    -----------
                                                                      1,509,746
                                                                    -----------
   SEMI-CONDUCTORS -- 0.69%
      Agere Systems Inc.*                                  10,620        79,650
      Intersil Corporation*                                 1,360        49,504
                                                                    -----------
                                                                        129,154
                                                                    -----------
   TELECOMMUNICATIONS -- 1.38%
      Sonus Networks, Inc.*                                 3,340        78,022
      Tekelec*                                              1,280        34,688
      Verizon Communications Inc.                           2,740       146,590
                                                                    -----------
                                                                        259,300
                                                                    -----------
   UTILITIES -- 2.26%
      AES Corporation*                                      2,240        96,432
      Calpine Corporation*                                    530        20,034
      DPL Inc.                                                770        22,299
      Duke Energy Corporation                               2,510        97,915
      NiSource Inc.                                         1,200        32,796
      Pinnacle West Capital Corporation                       430        20,382
      PPL Corporation                                       2,440       134,200
                                                                    -----------
                                                                        424,058
                                                                    -----------
   WASTE MANAGEMENT -- 0.02%
      Allied Waste Industries, Inc.*                          160         2,989
                                                                    -----------
   WATER -- 0.13%
      American Water Works Company, Inc.                      720        23,738
                                                                    -----------
   TOTAL COMMON STOCK (COST $17,278,779)                             17,928,833
                                                                    -----------

                            QUAKER CORE EQUITY FUND
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2001

                                                           NUMBER       MARKET
                                                          OF SHARES      VALUE
                                                          ---------     --------
INVESTMENT COMPANIES -- 0.40%

      Evergreen Money Market Institutional Treasury
         Money Market Fund Institutional Service Shares    74,778   $    74,778
                                                                    -----------
      TOTAL INVESTMENT COMPANIES (COST $74,778)                          74,778
                                                                    -----------
INDEX FUNDS -- 4.35%

      Ishares Russell 1000 Growth Index Fund               12,100       675,180
      S&P Mid-Cap 400 Depository Receipts                   1,230       143,603
                                                                    -----------
      TOTAL INDEX FUNDS (COST $829,369)                                 818,783
                                                                    -----------

TOTAL VALUE OF INVESTMENTS (COST $18,182,926)(100.11%)               18,822,394
LIABILITIES IN EXCESS OF OTHER ASSETS, NET (-0.11%)                     (20,283)
                                                                    -----------
   NET ASSETS (100.00%)                                             $18,802,111
                                                                    ===========

*Non-income producing investment

                       See notes to financial statements.

                         QUAKER AGGRESSIVE GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2001
                                                          NUMBER       MARKET
                                                         OF SHARES     VALUE
                                                         ---------     -----
COMMON STOCK -- 45.49%

   AEROSPACE/DEFENSE -- 2.21%
      United Technologies Corporation                      21,800   $  1,597,068
                                                                    ------------
   AGRICULTURAL OPERATIONS -- 0.13%
      Delta and Pine Land Company                           4,700         92,355
                                                                    ------------
   AIRLINES -- 0.33%
      Mesaba Holdings, Inc.*                               25,500        235,110
                                                                    ------------
   AUTOMOBILE MANUFACTURERS -- 0.77%
      General Motors Corporation                            8,600        553,410
                                                                    ------------
   AUTOMOBILE PARTS & EQUIPMENT -- 1.30%
      CSK Auto Corporation*                                39,000        323,700
      Delphi Automotive Systems Corporation                38,700        616,491
                                                                    ------------
                                                                         940,191
                                                                    ------------
   BANKS -- 0.30%
      Waypoint Financial Corp.                             17,600        220,000
                                                                    ------------
   BUILDING -- 0.43%
      Comfort Systems USA, Inc.*                           34,074        123,348
      Dycom Industries, Inc.*                               5,800        132,994
      Layne Christensen Company*                            6,500         55,250
                                                                    ------------
                                                                         311,592
                                                                    ------------
   CABLE TV -- 1.94%
      Comcast Corporation, Class A*                        32,300      1,401,820
                                                                    ------------
   CHEMICALS -- 1.12%
      E.I. du Pont de Nemours and Company                  13,500        651,240
      Spartech Corporation                                  6,600        159,390
                                                                    ------------
                                                                         810,630
                                                                    ------------
   COMPUTERS -- 0.54%
      Dell Computer Corporation*                           15,000        389,250
                                                                    ------------
   COMPUTER SERVICES & SOFTWARE -- 4.43%
      Microsoft Corporation*                               29,100      2,112,660
      Novell, Inc.*                                        65,900        374,971
      Sybase, Inc.*                                        43,400        713,930
                                                                    ------------
                                                                       3,201,561
                                                                    ------------
   COMMERCIAL SERVICES -- 1.05%
      Cendant Corporation*                                 26,800        522,600
      Encompass Services Corporation*                      26,200        234,490
                                                                    ------------
                                                                         757,090
                                                                    ------------
   CONSULTING SERVICES -- 0.32%
      Navigant Consulting, Inc.*                           27,900        228,780
                                                                    ------------
   CONTAINERS -- 0.50%
      Smurfit - Stone Container Corporation*               22,500        364,500
                                                                    ------------
   COSMETICS & TOILETRIES -- 0.31%
      Helen of Troy Limited                                25,000        221,000
                                                                    ------------
                                       14

                         QUAKER AGGRESSIVE GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2001
                                                           NUMBER      MARKET
                                                          OF SHARES     VALUE
                                                          ---------     -----

COMMON STOCK -- (continued)

   CRUISE LINES -- 0.45%
      Royal Caribbean Cruises Ltd.                         14,600   $    322,806
                                                                    ------------
   DATA PROCESSING -- 1.40%
      FileNet Corporation*                                 43,300        640,840
      Informix Corporation*                                64,300        375,512
                                                                    ------------
                                                                       1,016,352
                                                                    ------------
   DIVERSIFIED MANUFACTURING OPERATIONS -- 2.80%
      FMC Corporation*                                      8,300        569,048
      GSI Lumonics Inc.*                                   39,600        366,300
      Pittston Brink's Group                                6,200        138,198
      Tyco International Ltd.                              13,200        719,400
      U.S. Industries, Inc.                                57,600        236,160
                                                                    ------------
                                                                       2,029,106
                                                                    ------------
   E-SERVICES/CONSULTING -- 0.31%
      Keynote Systems, Inc.*                               20,800        227,760
                                                                    ------------
   FINANCE - INVESTMENT BANKING -- 0.96%
      The Goldman Sachs Group, Inc.                         6,400        549,120
      WIT Soundview Group, Inc.*                           77,700        142,191
                                                                    ------------
                                                                         691,311
                                                                    ------------
   HUMAN RESOURCES -- 0.73%
      Modis Professional Services, Inc.*                   36,500        251,850
      Spherion Corporation*                                31,100        278,345
                                                                    ------------
                                                                         530,195
                                                                    ------------
   INDEX FUNDS -- 5.82%
      iShares S&P 100                                      13,500        866,700
      SPDR Trust Series 1                                  27,100      3,341,972
                                                                    ------------
                                                                       4,208,672
                                                                    ------------
   INDUSTRIAL AUTOMATION/ROBOTICS -- 0.10%
      Rockwell International Corporation                    1,900         72,428
                                                                    ------------
   INTERNET SECURITY -- 0.83%
      Networks Associates, Inc.*                           48,500        603,825
                                                                    ------------
   MACHINERY -- 0.37%
      Columbus McKinnon Corporation                        23,800        267,750
                                                                    ------------
   MEDICAL - DRUGS -- 1.18%
      Bristol-Myers Squibb Company                          9,700        507,310
      Pfizer Inc.                                           8,600        344,430
                                                                    ------------
                                                                         851,740
                                                                    ------------
   MEDICAL PRODUCTS -- 0.55%
      Johnson & Johnson                                     8,000        400,000
                                                                    ------------
   MULTI-LINE INSURANCE -- 0.77%
      Allmerica Financial Corporation                       5,100        293,250
      Conseco, Inc.*                                       19,300        263,445
                                                                    ------------
                                                                         556,695
                                                                    ------------

                         QUAKER AGGRESSIVE GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2001
                                                              NUMBER   MARKET
                                                            OF SHARES   VALUE
                                                            ---------   -----

COMMON STOCK -- (continued)

   MULTIMEDIA -- 2.57%
      Entravision Communications Corporation*              33,800   $    415,740
      The Walt Disney Company                              17,300        499,797
      Viacom Inc., Class B*                                18,300        947,025
                                                                    ------------
                                                                       1,862,562
                                                                    ------------
   NETWORKING PRODUCTS -- 1.09%
      Adaptec, Inc.*                                       35,900        356,846
      Cabletron Systems, Inc.*                             19,000        434,150
                                                                    ------------
                                                                         790,996
                                                                    ------------
   OIL & GAS -- 4.27%
      Alberta Energy Company Ltd.                           5,300        218,572
      Anadarko Petroleum Corporation                       19,100      1,031,973
      Chesapeake Energy Corporation*                       41,700        283,560
      NATCO Group Inc.*                                    10,700         94,160
      Noble Affiliates, Inc.                                5,100        180,285
      Rowan Companies, Inc.*                               28,800        636,480
      Suncor Energy, Inc.                                   8,800        226,160
      Swift Energy Company*                                 4,800        144,624
      Universal Compression Holdings, Inc.*                 3,600        102,240
      Vintage Petroleum, Inc.                               9,200        172,040
                                                                    ------------
                                                                       3,090,094
                                                                    ------------
   PAPER & RELATED PRODUCTS -- 1.60%
      Abitibi-Consolidated Inc.                            37,700        288,405
      Georgia-Pacific Group                                22,400        758,240
      Longview Fibre Company                                9,000        110,880
                                                                    ------------
                                                                       1,157,525
                                                                    ------------
   POULTRY -- 0.25%
      Tyson Foods, Inc.                                    19,400        178,674
                                                                    ------------
   REMEDIATION SERVICES -- 0.10%
      The IT Group, Inc.*                                  11,600         73,660
                                                                    ------------
   RENTAL AUTO/EQUIPMENT -- 0.26%
      ANC Rental Corporation*                              63,200        189,600
                                                                    ------------
   RESORTS/THEME PARKS -- 0.38%
      Six Flags, Inc.                                      13,100        275,624
                                                                    ------------
   RETAIL - BOOKSTORE -- 0.31%
      Borders Group, Inc.*                                 10,000        224,000
                                                                    ------------
   RETAIL - DRUG STORE -- 0.28%
      Rite Aid Corporation*                                22,800        205,200
                                                                    ------------
   RETAIL - OFFICE SUPPLIES -- 0.39%
      Office Depot, Inc.*                                  27,300        283,374
                                                                    ------------
   SEMICONDUCTORS -- 1.29%
      Applied Materials, Inc.*                             13,800        677,580
      Intersil Corporation*                                 7,100        258,440
                                                                    ------------
                                                                         936,020
                                                                    ------------

                         QUAKER AGGRESSIVE GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2001
                                                           NUMBER       MARKET
                                                         OF SHARES       VALUE
                                                         ---------       -----
COMMON STOCK -- (continued)

   STEEL -- 0.61%
      Universal Stainless & Alloy Products, Inc.*           8,700   $    80,040
      USX - U.S. Steel Group                               18,000       362,700
                                                                    -----------
                                                                        442,740
                                                                    -----------
   TELECOMMUNICATION EQUIPMENT -- 0.00%
      Nortel Networks Corporation*                             90           818
                                                                    -----------
   VITAMINS & NUTRITION PRODUCTS -- 0.14%
      NBTY, Inc.*                                           8,100       100,764
                                                                    -----------
      TOTAL COMMON STOCK (COST $32,675,953)                          32,914,648
                                                                    -----------
GOVERNMENT SECURITIES -- 2.86%

   U.S. TREASURY NOTES -- 2.86%
      U.S. Treasury Notes, 5.625%, 11/30/2002           2,030,000     2,071,903
                                                                    -----------
      TOTAL GOVERNMENT SECURITIES (COST $2,049,989)                   2,071,903
                                                                    -----------

   OTHER INVESTMENTS -- 34.72%

      Merrill Master Repo Trust                        25,122,150    25,122,150
                                                                    -----------
      TOTAL OTHER INVESTMENTS (COST $25,122,150)                     25,122,150
                                                                    -----------
TOTAL VALUE OF INVESTMENTS (COST $59,848,092)(83.07%)                60,108,701
SECURITIES SOLD SHORT -- (PROCEEDS $14,088,286)(-20.27%)            (14,673,474)
OTHER ASSETS LESS LIABILITIES, NET (37.20%)                          26,922,270
                                                                    -----------
      NET ASSETS (100.00%)                                          $72,357,497
                                                                    ===========

                             SECURITIES SOLD SHORT
                                                          NUMBER        MARKET
                                                        OF SHARES        VALUE
                                                        ---------        -----
COMMON STOCK
      Administaff, Inc.*                                   (9,500)  $  (247,000)
      Akamai Technologies, Inc.*                          (25,400)     (233,045)
      Albertson's, Inc.                                   (11,900)     (356,881)
      Alkermes, Inc.*                                      (3,300)     (115,830)
      Amazon.com, Inc.*                                   (25,700)     (363,655)
      Andrx Group*                                         (3,700)     (284,900)
      AnnTaylor Stores Corporation*                        (4,800)     (171,840)
      bebe stores, inc.*                                  (11,500)     (335,340)
      CSG Systems International, Inc.*                     (7,900)     (458,200)
      Cabot Corporation                                    (4,600)     (165,692)
      Cintas Corporation                                   (5,700)     (263,625)
      DMC Stratex Networks*                               (32,400)     (324,000)
      Del Webb Corporation*                                (3,400)     (131,546)
      Dollar General Corporation                           (7,500)     (146,250)
      Esterline Technologies Corporation*                 (10,000)     (217,500)
      Ethan Allen Interiors Inc.                           (3,800)     (123,500)
      Exelon Corporation                                   (7,200)     (461,664)
      FleetBoston Financial Corporation                    (3,700)     (145,965)

                         QUAKER AGGRESSIVE GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2001

                             SECURITIES SOLD SHORT
                                                          NUMBER       MARKET
                                                         OF SHARES      VALUE
                                                         ---------      -----

COMMON STOCK -- (continued)
      FreeMarkets, Inc.*                                  (10,300)  $  (206,000)
      Getty Images, Inc.                                   (7,000)     (183,820)
      IONA Technologies PLC*                               (6,500)     (250,250)
      Illinois Tool Works Inc.                             (3,500)     (221,550)
      Intel Corporation                                   (11,700)     (342,225)
      J.P. Morgan Chase & Co.                              (6,800)     (303,280)
      Jones Apparel Group, Inc.*                           (6,000)     (259,200)
      KB HOME                                              (4,700)     (141,799)
      Level 3 Communications, Inc.*                       (30,700)     (168,543)
      MGIC Investment Corporation                          (9,800)     (711,872)
      Marriott International, Inc.                         (7,400)     (350,316)
      MatrixOne, Inc.*                                    (11,900)     (275,961)
      National City Corporation                            (9,200)     (283,176)
      Newell Rubbermaid Inc.                               (9,800)     (245,980)
      NiSource Inc.                                       (15,200)     (415,416)
      Nortel Networks Corporation*                           (135)       (1,227)
      Orthodontic Centers of America, Inc.*                (4,800)     (145,920)
      Qlogic Corporation*                                  (4,600)     (296,470)
      R.J. Reynolds Tobacco Holdings, Inc.                 (6,400)     (349,440)
      RSA Security Inc.*                                  (11,000)     (340,450)
      Regions Financial Corporation                        (4,800)     (153,600)
      Rudolph Technologies, Inc.*                          (1,200)      (56,400)
      Seitel, Inc.*                                        (7,400)      (96,940)
      Stewart & Stevenson Services, Inc.                   (5,800)     (191,400)
      TMP Worldwide Inc.                                  (11,100)     (656,121)
      TXU Corp.                                           (17,100)     (824,049)
      Tech Data Corporation*                               (6,800)     (226,848)
      TETRA Technologies, Inc.*                            (1,900)      (46,455)
      The Lubrizol Corporation                             (5,800)     (180,090)
      The Stanley Works                                    (5,800)     (242,846)
      The Valspar Corporation                              (7,000)     (248,500)
      Toll Brothers, Inc.*                                 (6,100)     (239,791)
      Tricon Global Restaurants, Inc.*                     (7,400)     (324,860)
      UnitedHealth Group Incorporated                      (4,300)     (265,525)
      Western Wireless Corporation*                        (7,300)     (313,900)
      Williams-Sonoma, Inc.*                               (8,300)     (322,206)
      Woodward Governor Company                            (2,900)     (244,615)
                                                                   ------------
      TOTAL (PROCEEDS $14,088,286)                                 $(14,673,474)
                                                                   ============
*  Non-income producing investment
ADR - American Depository Receipt

                       See notes to financial statements

                              QUAKER MID-CAP FUND
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2001
                                                          NUMBER       MARKET
                                                         OF SHARES      VALUE
                                                         ---------      -----

COMMON STOCK-- 96.24%

   AEROSPACE/DEFENSE -- 2.26%
      Raytheon Company                                      7,600   $   201,780
                                                                    -----------
   AGRICULTURAL -- 1.97%
      IMC Global, Inc.                                     17,200       175,440
                                                                    -----------
   AUTOMOBILE MANUFACTURERS -- 3.34%
      PACCAR Inc.                                           5,800       298,236
                                                                    -----------
   AUTO PARTS & EQUIPMENT -- 4.03%
      Visteon Corporation                                  19,600       360,248
                                                                    -----------
   BANKS -- 3.96%
      Golden State Bancorp Inc.                            11,500       354,200
                                                                    -----------

   BROADCASTING -- 1.16%
      Loral Space & Communications Ltd.*                   37,100       103,880
                                                                    -----------
   BUILDING -- 3.55%
      Clayton Homes, Inc.                                   4,100        64,452
      Technip                                               1,800       252,353
                                                                    -----------
                                                                        316,805
                                                                    -----------
   COMMERCIAL SERVICES -- 0.00%
      Pfsweb, Inc.*                                            15            16
                                                                    -----------
   DIVERSIFIED HOLDINGS -- 2.16%
      Loews Corporation                                     3,000       193,290
                                                                    -----------
   FINANCIAL SERVICES -- 0.85%
      Washington Federal, Inc.                              3,100        76,012
                                                                    -----------
   FOOD & BEVERAGE -- 10.60%
      Archer-Daniels-Midland Company                       27,300       354,900
      Tate & Lyle PLC                                      26,700       423,195
      Tyson Foods, Inc.                                    18,300       168,543
                                                                    -----------
                                                                        946,638
                                                                    -----------
   HEALTHCARE -- 1.67%
      Tenet Healthcare Corporation*                         2,900        149,611
                                                                    -----------
   INSURANCE -- 26.67%
      ACE Limited                                           9,900       386,991
      Aetna Inc.*                                          18,700       483,769
      American Financial Group, Inc.                        2,300        69,690
      AON Corporation                                      11,000       385,000
      Cincinnati Financial Corporation                      1,800        71,100
      Fairfax Financial Holdings Limited*                   2,300       345,394
      HCC Insurance Holdings, Inc.                          8,200       200,900
      Humana Inc.*                                         10,300       101,455
      PartnerRe Ltd.                                        6,100       337,940
                                                                    -----------
                                                                      2,382,239
                                                                    -----------
   METALS - ALUMINUM -- 5.27%
      Alcan Inc.                                           11,200       470,624
                                                                    -----------
   OFFICE EQUIPMENT -- 0.81%
      Office Depot, Inc.*                                   7,000        72,660
                                                                    -----------
                                       19

                              QUAKER MID-CAP FUND
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2001
                                                           NUMBER      MARKET
                                                         OF SHARES      VALUE
                                                         ---------      -----
COMMON STOCK -- (continued)

   OIL & GAS -- 4.84%
      Diamond Offshore Drilling, Inc.                       3,000   $    99,150
      Tidewater Inc.                                        5,000       188,500
      Transocean Sedco Forex Inc.                           3,500       144,375
                                                                    -----------
                                                                        432,025
                                                                    -----------
   RETAIL STORES -- 7.07%
      J.C. Penney Company, Inc.                            18,700       492,932
      Toys 'R' Us, Inc.*                                    5,600       138,600
                                                                    -----------
                                                                        631,532
                                                                    -----------
   SEMI-CONDUCTORS -- 1.96%
      Amkor Technology, Inc.*                               1,800        39,780
      Hynix Semiconductor Inc.*                            12,600       135,402
                                                                    -----------
                                                                        175,182
                                                                    -----------
   STEEL -- 2.63%
      Nucor Corporation                                     4,800       234,672
                                                                    -----------
   TELECOMMUNICATIONS -- 2.00%
      Sprint Corporation                                    4,000        85,440
      WorldCom, Inc. - MCI Group                            5,800        93,380
                                                                    -----------
                                                                        178,820
                                                                    -----------

   TRANSPORTATION -- 3.85%
      CSX Corporation                                       9,500       344,280

   UTILITIES -- 4.91%
      DTE Energy Company                                    2,800       130,032
      Niagara Mohawk Holdings Inc.                          6,300       111,447
      PG&E Corporation*                                    17,600       197,120
                                                                    -----------
                                                                        438,599
                                                                    -----------
   WHOLESALE -- 0.68%
      Ingram Micro Inc.*                                    4,200        60,858
                                                                    -----------
      TOTAL COMMON STOCK (COST $8,056,415)                            8,597,647
                                                                    -----------
 INVESTMENT COMPANIES -- 2.27%

      Evergreen Money Market Institutional Treasury
         Money Market Fund Institutional Service Shares   203,203       203,203
                                                                    -----------
      TOTAL INVESTMENT COMPANIES (COST $203,203)                        203,203
                                                                    -----------
TOTAL VALUE OF INVESTMENTS (COST $8,259,618)(98.51%)                  8,800,850
OTHER ASSETS LESS LIABILITIES, NET (1.49%)                              132,753
                                                                    -----------
   NET ASSETS (100.00%)                                             $ 8,933,603
                                                                    ===========
* Non-income producing investment.


                       See notes to financial statements

                          QUAKER SMALL-CAP VALUE FUND
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2001
                                                          NUMBER       MARKET
                                                         OF SHARES      VALUE
                                                         ---------      -----
COMMON STOCK -- 98.71%

   AIRLINES -- 0.48%
      Airtran Holdings, Inc.*                              11,400   $   119,700
                                                                    -----------
   APPAREL -- 2.13%
      Russell Corporation                                   9,600       163,103
      Tommy Hilfiger Corporation*                          12,400       173,600
      The Wet Seal, Inc.*                                   5,700       197,277
                                                                    -----------
                                                                        533,980
                                                                    -----------
   APPLIANCES -- 0.52%
      Whirlpool Corporation                                 2,100       131,250
                                                                    -----------
   AUTOMOBILE MANUFACTURERS -- 0.61%
      Sonic Automotive, Inc.*                               8,000       152,800
                                                                    -----------
   AUTOMOTIVE -- 0.91%
      Dura Automotive Systems, Inc.*                        3,300        52,800
      Lear Corporation*                                     5,000       174,500
                                                                    -----------
                                                                        227,300
                                                                    -----------
   BANKS -- 8.98%
      Associated Banc-Corp                                  5,600       201,544
      Astoria Financial Corporation                         4,300       236,500
      Banco Latinoamericano de Exportaciones                2,900       106,633
      BancWest Corporation                                  3,300       113,520
      Dime Bancorp, Inc.                                    3,200       119,200
      Downey Financial Corp.                                3,100       146,506
      Espirito Santo Financial Group ADR                    3,800        69,160
      FirstFed Financial Corp.                              6,000       178,800
      Golden State Bancorp Inc.                             3,100        95,480
      GreenPoint Financial Corp.                            6,400       245,760
      Hibernia Corporation                                 13,300       236,740
      Indymac Bancorp, Inc.*                                6,500       174,200
      Sovereign Bancorp, Inc.                               9,400       122,200
      Staten Island Bancorp, Inc.                           7,300       203,305
                                                                    -----------
                                                                      2,249,548
                                                                    -----------
   BUILDING MAINTENANCE & SERVICE -- 0.37%
      Nortek, Inc.*                                         3,000        93,660
                                                                    -----------
   BUSINESS SERVICES -- 0.87%
      Actrade Financial Technologies, Ltd.*                 5,000       118,200
      Nova Corporation*                                     3,200       100,640
                                                                    -----------
                                                                        218,840
                                                                    -----------
   CHEMICALS -- 2.16%
      Albany Molecular Research, Inc.*                      2,500        95,025
      Albemarle Corporation                                 4,300        99,631
      ArQule Inc.*                                          7,700       166,782
      Cabot Microelectronics Corporation*                   2,700       167,400
      W.R. Grace & Co.*                                     6,300        11,025
                                                                    -----------
                                                                        539,863
                                                                    -----------

                          QUAKER SMALL-CAP VALUE FUND
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2001
                                                          NUMBER       MARKET
                                                        OF SHARES       VALUE
                                                        ---------       -----
COMMON STOCK-- (continued)



   COMPONENTS -- 1.43%
      Checkpoint Systems, Inc.*                            11,100   $   197,580
      Electro Scientific Industries, Inc.*                  4,200       160,020
                                                                    -----------
                                                                        357,600
                                                                    -----------
   COMPUTER HARDWARE -- 0.57%
      Paxar Corporation*                                    4,500        64,800
      Quantum Corp. - DLT & Storage Systems*                7,600        76,684
                                                                    -----------
                                                                        141,484
                                                                    -----------
   COMPUTER SERVICES & SOFTWARE -- 10.35%
      Activision, Inc.*                                     5,000       196,250
      American Management Systems, Incorporated*            4,500       106,200
      Anixter International Inc.*                           6,800       208,760
      AremisSoft Corporation*                               6,500       105,300
      Autodesk, Inc.                                        4,500       167,850
      Avid Technology, Inc.*                                3,100        48,670
      BARRA, Inc.*                                          3,300       133,914
      Black Box Corporation*                                2,400       161,664
      Comdisco, Inc.                                       10,900        14,497
      Electronics For Imaging, Inc.*                        6,000       177,000
      Fair, Issac and Company, Incorporated                 2,850       176,187
      Iomega Corporation*                                  12,300        29,397
      Mentor Graphics Corporation*                         10,100       176,750
      National Data Corporation                             1,800        58,320
      Storage Technology Corporation*                       7,500       103,200
      Sybase, Inc.*                                        11,000       180,950
      Sykes Enterprises, Incorporated*                     16,200       178,200
      Synopsys, Inc.*                                       1,900        91,941
      The Reynolds and Reynolds Company                     8,400       184,380
      Wallace Computer Services, Inc.                       5,600        92,624
                                                                    -----------
                                                                      2,592,054
                                                                    -----------
   COMPUTER SYSTEMS -- 0.52%
      Avant! Corporation*                                   9,700       129,010
                                                                    -----------
   CONSUMER PRODUCTS -- 1.35%
      The Scotts Company*                                   3,800       157,510
      The Toro Company                                      4,000       179,800
                                                                    -----------
                                                                        337,310
                                                                    -----------
   CONTAINERS -- 1.26%
      Ball Corporation                                      3,700       175,972
      Crown Cork & Seal Company, Inc.*                     12,600        47,250
      Pactiv Corporation*                                   6,900        92,460
                                                                    -----------
                                                                        315,682
                                                                    -----------
   DISTRIBUTION WHOLESALE -- 0.30%
      Ingram Micro Inc.*                                    5,200        75,348
                                                                    -----------
   DIVERSIFIED CONGLOMERATES -- 0.51%
      National Service Industries, Inc.                     5,700       128,649
                                                                    -----------

                          QUAKER SMALL-CAP VALUE FUND
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2001
                                                          NUMBER       MARKET
                                                        OF SHARES       VALUE
                                                        ---------       -----

COMMON STOCK -- (continued)

   ELECTRONICS & ELECTRICAL EQUIPMENT -- 3.56%
      Belden Inc.                                           2,700   $    72,225
      C & D Technologies, Inc.                              6,400       198,400
      Fairchild Semiconductor Corporation*                  4,100        94,300
      General Semiconductor, Inc.                           4,200        43,932
      Lam Research Corporation*                             5,500       163,075
      Microsemi Corporation                                 3,500       248,500
      Pioneer-Standard Electronics, Inc.                    5,600        71,680
                                                                    -----------
                                                                        892,112
                                                                    -----------
   ENERGY -- 3.14%
      Companhia Paranaense de Energia-Copel ADR            23,200       174,232
      EMCOR Group, Inc.*                                    3,300       119,295
      NorthWestern Corporation                              4,500       100,800
      Puget Energy, Inc.                                    8,100       212,220
      Unisource Energy Corporation                          7,900       181,463
                                                                    -----------
                                                                        788,010
                                                                    -----------
   ENGINEERING & CONSTRUCTION -- 4.75%
      Del Webb Corporation*                                 5,600       216,664
      The IT Group, Inc.*                                   9,100        57,785
      Lennar Corporation                                    3,000       125,100
      M.D.C. Holdings, Inc.                                 3,850       136,290
      NVR, Inc.*                                            1,100       162,800
      Pulte Homes, Inc.                                     2,700       115,101
      The Ryland Group, Inc.                                4,200       212,520
      Toll Brothers, Inc.*                                  4,200       165,102
                                                                    -----------
                                                                      1,191,362
                                                                    -----------
   ENTERTAINMENT & LEISURE -- 3.18%
      Anchor Gaming*                                        2,800       180,936
      Argosy Gaming Company*                                7,700       213,752
      Aztar Corporation*                                    7,200        87,120
      GTECH Holdings Corporation*                           6,400       227,264
      Harrah's Entertainment, Inc.*                         2,500        88,250
                                                                    -----------
                                                                        797,322
                                                                    -----------
   FINANCIAL SERVICES -- 3.70%
      AmeriCredit Corp.*                                    4,000       207,800
      Deluxe Corporation                                    7,200       208,080
      Doral Financial Corp.                                 6,100       209,230
      Heller Financial, Inc.                                4,900       196,000
      Service Corporation International*                   16,700       106,212
                                                                    -----------
                                                                        927,322
                                                                    -----------
   FOOD & BEVERAGE -- 2.79%
      Constellation Brands, Inc.                            3,400       139,400
      Dole Food Company, Inc.                              10,000       190,500
      Fleming Companies, Inc.                               6,600       235,620
      Smithfield Foods, Inc.*                               3,300       132,990
                                                                    -----------
                                                                        698,510
                                                                    -----------

                          QUAKER SMALL-CAP VALUE FUND
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2001
                                                           NUMBER       MARKET
                                                         OF SHARES       VALUE
                                                         ---------       -----
COMMON STOCK -- (continued)

   HEALTHCARE -- 4.62%
      Apria Healthcare Group Inc.*                          6,800   $   196,180
      Health Net Inc.*                                     11,400       198,360
      Lincare Holdings Inc.*                                7,200       216,072
      Manor Care, Inc.*                                     4,000       127,000
      Mid Atlantic Medical Services, Inc.*                  7,600       136,268
      PacifiCare Health Systems, Inc.*                      6,400       104,320
      Pediatrix Medical Group*                              3,600       119,520
      Triad Hospitals, Inc.*                                2,012        59,294
                                                                    -----------
                                                                      1,157,014
                                                                    -----------
   INSURANCE -- 5.10%
      AmerUs Group Co.                                      1,100        39,017
      The Commerce Group, Inc.                              6,200       228,098
      Express Scripts, Inc.*                                4,200       231,126
      Fidelity National Financial, Inc.                     8,700       213,759
      First American Corporation                            7,600       143,944
      Humana Inc.*                                          9,200        90,620
      Old Republic International Corporation                5,800       168,200
      Renaissance Re Holdings Ltd.                          2,200       163,020
                                                                    -----------
                                                                      1,277,784
                                                                    -----------
   INVESTMENT COMPANIES -- 1.42%
      Eaton Vance Corp.                                     3,200       111,360
      Federated Investors, Inc.                             3,900       125,580
      Investment Technology Group, Inc.                       900        45,261
      Jefferies Group, Inc.                                 2,300        74,520
                                                                    -----------
                                                                        356,721
                                                                    -----------
   MANUFACTURING -- 1.49%
      JLG Industries, Inc.                                  9,000       111,150
      NACCO Industries, Inc.                                1,400       109,186
      Zebra Technologies Corporation*                       3,100       152,272
                                                                    -----------
                                                                        372,608
                                                                    -----------
   MARKETING SERVICES -- 0.80%
      Direct Focus, Inc.*                                   4,200       199,500
                                                                    -----------
   MEDICAL PRODUCTS -- 4.56%
      Barr Laboratories, Inc.*                              1,800       126,738
      DENTSPLY International Inc.                           1,300        57,655
      Gene Logic Inc.*                                      4,400        95,920
      Henry Schein, Inc.*                                   4,100       156,825
      IDEXX Laboratories, Inc.*                             3,800       118,750
      Invacare Corporation                                  1,800        69,534
      Oxford Health Plans, Inc.*                            2,900        82,940
      Professional Detailing, Inc.*                         1,300       119,600
      STERIS Corporation*                                   9,800       196,490
      Techne Corporation*                                   3,600       117,000
                                                                    -----------
                                                                      1,141,452
                                                                    -----------

                          QUAKER SMALL-CAP VALUE FUND
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2001
                                                          NUMBER       MARKET
                                                        OF SHARES       VALUE
                                                        ---------       ------
COMMON STOCK -- (continued)

   METAL PRODUCTS -- 1.70%
      Commercial Metals Company                             3,300   $   105,699
      Nucor Corporation                                     4,800       234,672
      Precision Castparts Corp.                             2,300        86,066
                                                                    -----------
                                                                        426,437
                                                                    -----------
   METALS -- 0.67%
      Freeport-McMoRan Copper & Gold, Inc.*                15,300       169,065
                                                                    -----------
   OFFICE EQUIPMENT -- 1.88%
      Harris Corporation                                    4,600       125,166
      IKON Office Solutions, Inc.                          22,100       216,580
      John H. Harland Company                               5,500       128,150
                                                                    -----------
                                                                        469,896
                                                                    -----------
   OIL & GAS -- 5.20%
      Airgas, Inc.*                                         6,700        79,730
      Energen Corporation                                   3,200        88,320
      HS Resources, Inc.*                                   2,300       149,040
      Key Production Company, Inc.*                         4,300        71,595
      ONEOK, Inc.                                           6,400       126,080
      Seitel, Inc.*                                         4,700        61,570
      Sunoco, Inc.                                          4,600       168,498
      Tesoro Petroleum Corporation*                        13,200       166,320
      Ultramar Diamond Shamrock Corporation                 4,000       189,000
      Unit Corporation*                                     7,900       125,215
      Valero Energy Corporation                             2,100        77,238
                                                                    -----------
                                                                      1,302,606
                                                                    -----------
   PAINT & RELATED PRODUCTS -- 0.40%
      RPM, Inc.                                            11,000       101,200
                                                                    -----------
   PHARMACEUTICALS -- 0.97%
      DaVita, Inc.*                                        11,400       231,762
      Herbalife International, Inc.                         1,133        11,319
                                                                    -----------
                                                                        243,081
                                                                    -----------
   PUBLISHING -- 1.19%
      Banta Corporation                                     4,600       134,780
      Hollinger International Inc.                         11,900       163,625
                                                                    -----------
                                                                        298,405
                                                                    -----------
   REAL ESTATE -- 1.92%
      Catellus Development Corporation*                     7,800       136,110
      LNR Property Corporation                              5,800       203,000
      The Rouse Company                                     2,700        77,355
      Sun International Hotels Limited*                     2,400        64,800
                                                                    -----------
                                                                        481,265
                                                                    -----------
   RECREATION VEHICLE MANUFACTURING -- 0.71%
      Polaris Industries Inc.                               3,900       178,620
                                                                    -----------
   RENTAL EQUIPMENT -- 0.46%
      United Rentals, Inc.*                                 4,400       114,180
                                                                    -----------

                          QUAKER SMALL-CAP VALUE FUND
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2001
                                                          NUMBER       MARKET
                                                         OF SHARES      VALUE
                                                         ---------      -----
COMMON STOCK -- (continued)

   RESTAURANT - RETAIL -- 0.58%
      Landry's Restaurants, Inc.                            4,900   $    83,300
      Papa John's International, Inc.*                      2,400        60,840
                                                                    -----------
                                                                        144,140
                                                                    -----------
   RETAIL -- 3.15%
      Blockbuster Inc.                                      8,800       160,600
      Christopher & Banks Corporation*                      4,100       133,660
      Longs Drug Stores Corporation                         3,900        84,045
      Payless ShoeSource, Inc.*                             3,100       200,570
      Rent-A-Center, Inc.*                                  4,000       210,400
                                                                    -----------
                                                                        789,275
                                                                    -----------
   SHIPPING/TRANSPORT -- 0.34%
      Overseas Shipholding Group, Inc.                      2,800        85,512
                                                                    -----------
   TELECOMMUNICATIONS -- 1.99%
      General Cable Corporation                            10,900       202,195
      Compania Anonima Nacional Telefonos de Venezuela ADR  3,400        79,696
      Tekelec*                                              8,000       216,800
                                                                    -----------
                                                                        498,691
                                                                    -----------
   TOBACCO -- 0.41%
      Universal Corporation                                 2,600       103,116
                                                                    -----------
   TRANSPORT SERVICES -- 1.00%
      Knightsbridge Tankers Ltd.                            7,200       144,000
      Ryder Systems, Inc.                                   5,500       107,800
                                                                    -----------
                                                                        251,800
                                                                    -----------
   TRANSPORTATION -- 0.92%
      Offshore Logistics, Inc.                              4,300        81,700
      Teekay Shipping Corporation                           3,700       148,074
                                                                    -----------
                                                                        229,774
                                                                    -----------
   TRAVEL SERVICES -- 1.04%
      Galileo International, Inc.                           8,000       260,000
                                                                    -----------
   UTILITIES -- 1.52%
      El Paso Electric Company                              4,000        63,960
      Huaneng Power International, Inc. ADR                 5,400       130,248
      Public Service Company of New Mexico                  5,800       186,180
                                                                    -----------
                                                                        380,388
                                                                    -----------
   VITAMINS & NUTRITION PRODUCTS -- 0.23%
      NBTY, Inc.*                                           4,700        58,468
                                                                    -----------

         TOTAL COMMON STOCK (COST $21,207,283)                       24,729,714
                                                                    -----------

                          QUAKER SMALL-CAP VALUE FUND
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2001
                                                          NUMBER       MARKET
                                                         OF SHARES      VALUE
                                                         ---------      -----

INVESTMENT COMPANIES -- 1.39%

      Evergreen Money Market Institutional Treasury
         Money Market Fund Institutional Service Shares   347,976   $   347,976
                                                                    -----------
      TOTAL INVESTMENT COMPANIES (COST $347,976)                        347,976
                                                                    -----------
TOTAL VALUE OF INVESTMENTS (COST $21,555,259)(100.10%)               25,077,690
OTHER ASSETS LESS LIABILITIES, NET (-0.10%)                             (21,469)
                                                                    -----------
   NET ASSETS (100.00%)                                             $25,056,221
                                                                    ===========

* Non-income producing investment.
ADR - American Depository Receipt







                       See notes to financial statements

                          QUAKER SMALL-CAP GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2001

                                                          NUMBER       MARKET
                                                         OF SHARES      VALUE
                                                         ---------      -----
COMMON STOCK -- 99.89%

   AEROSPACE -- 1.21%
      Alliant Techsystems, Inc.*                              130      $  11,687
      BE Aerospace, Inc.*                                   1,610         30,670
      DRS Technologies, Inc.*                                 280          6,434
                                                                       ---------
                                                                          48,791
                                                                       ---------
   AIRLINES -- 0.28%
      Airtran Holdings, Inc.*                               1,080         11,340
                                                                       ---------
   APPAREL -- 2.14%
      Columbia Sportswear Co.*                                255         13,002
      Hot Topic, Inc.*                                        430         13,373
      Oakley, Inc.*                                           450          8,325
      Quicksilver, Inc.*                                      370          9,250
      Timberland Co.*                                         400         15,804
      Tropical Sportswear International*                      200          4,162
      Vans, Inc.*                                             320          7,520
      Wet Seal, Inc.*                                         430         14,882
                                                                       ---------
                                                                          86,318
                                                                       ---------
   AUTO PARTS & EQUIPMENT -- 0.93%
      Lear Corp.*                                           1,070         37,343
                                                                       ---------
   BANKS -- 3.81%
      Boston Private Financial Holdings                       700         15,680
      CCBT Financial Companies, Inc.                          150          4,498
      First BanCorp                                           290          7,827
      Greater Bay Bancorp                                     860         21,483
      Independent Bank Corp - Michigan                        160          3,928
      New York Community Bancorp, Inc.                        315         11,859
      Pacific Capital Bancorp                                 580         17,661
      S&T Bancorp, Inc.                                        80          2,009
      S.Y. Bancorp, Inc.                                      240          8,160
      Silicon Valley Bancshares                               650         14,300
      SJNB Financial Corp.                                    100          4,324
      Staten Island Bancorp, Inc.                             350          9,747
      Sterling Bancshares, Inc.                               310          5,946
      TrustCo Bank Corp.                                    1,670         22,294
      Wintrust Financial Corporation                          170          4,224
                                                                        --------
                                                                         153,940
                                                                        --------
   BIOMEDICAL -- 3.50%
      Aurora Biosciences Corp.*                                  570      17,670
      Enzo Biochem, Inc.*                                        640      21,952
      Cima Labs, Inc.*                                           890      69,865
      Genzyme Corp.*                                             228      13,908
      Inhale Therapeutic Systems*                                780      17,940
                                                                        --------
                                                                         141,335
                                                                        --------
   BUSINESS EQUIPMENT & SERVICES -- 0.08%
      Fiserv, Inc.*                                               50       3,199
                                                                        --------

                          QUAKER SMALL-CAP GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2001

                                                                 NUMBER   MARKET
                                                                OF SHARES  VALUE
                                                                ---------  -----
COMMON STOCK -- (continued)

   CHEMICALS -- 1.17%
      Albany Molecular Research, Inc.*                        420      $  15,964
      Church & Dwight Co., Inc.                               860         21,887
      Tetra Tech, Inc.*                                       390          9,535
                                                                        --------
                                                                          47,386
                                                                        --------
   COMMERCIAL SERVICES -- 0.28%
      Actrade Financial Technologies, LTD*                    470         11,111
                                                                        --------
   COMPONENTS -- 0.26%
      Rogers Corporation*                                     400         10,600
                                                                        --------
   COMPUTER HARDWARE -- 0.38%
       Advanced Digital Information Corp.*                    880         15,224
                                                                        --------
   COMPUTER SERVICES & SOFTWARE -- 6.87%
      Actuate Corp.*                                        1,380         13,179
      Advent Software, Inc.*                                  610         38,735
      Anixter International, Inc.*                            140          4,298
      Aremissoft Corporation*                                 560          9,072
      Barra, Inc.*                                            380         15,420
      Caci International, Inc.*                                60          2,820
      Catapult Communications Corporation*                    250          5,625
      Cognizant Technology Solutions Corp.*                   260         11,037
      EPIQ Systems, Inc.*                                     360          9,248
      Factset Research Systems, Inc.                          550         19,635
      Fair Issac & Co.                                        435         26,892
      HNC Software Inc.*                                      790         15,405
      Informatica Corp.*                                    1,260         21,874
      Interwoven, Inc.*                                     1,650         27,885
      MSC.Software Corp.                                      650         12,187
      National Data Corp.                                     200          6,480
      Plato Learning, Inc.*                                   290          8,975
      Sanchez Computer Associates, Inc.*                      500          6,625
      Synplicity, Inc.*                                       470          4,705
      Talx Corporation*                                       460         17,020
                                                                        --------
                                                                         277,117
                                                                        --------
   COMPUTER SYSTEMS -- 0.21%
      3D Systems Corporation*                                 510          8,670
                                                                        --------
   CONSULTING SERVICES -- 0.50%
      FTI Consulting, Inc.*                                   670         14,606
      Right Management Consultants, Inc.*                     220          5,742
                                                                        --------
                                                                          20,348
                                                                        --------
   CONSUMER PRODUCTS -- 0.28%
      Scotts Company*                                         270         11,191
                                                                        --------
   DISTRIBUTION -- 0.69%
      ScanSource, Inc.*                                       330         15,649
      SCP Pool Corp.*                                         350         12,054
                                                                        --------
                                                                          27,703
                                                                        --------

                          QUAKER SMALL-CAP GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2001

                                                                 NUMBER   MARKET
                                                               OF SHARES   VALUE
                                                               ---------   -----
COMMON STOCK -- (continued)

   DIVERSIFIED HOLDINGS -- 1.28%
      Matthews International Corp.                            340      $  14,949
      Roper Industries, Inc.                                  700         29,225
      Teleflex Inc.                                           170          7,480
                                                                       ---------
                                                                          51,654
                                                                       ---------
   E-COMMERCE -- 0.04%
      Manugistics Group, Inc.*                                 70          1,757
                                                                       ---------
   ELECTRONICS & ELECTRICAL EQUIPMENT -- 5.78%
      Ametek, Inc.                                            740         22,607
      AXT, Inc.*                                              420         11,214
      C & D Technology, Inc.                                  600         18,600
      Cirrus Logic, Inc.*                                   1,150         26,484
      Cree Research, Inc.*                                     20            523
      Daktronics, Inc.*                                       960         14,774
      EDO Corporation                                         560          8,932
      FLIR Systems, Inc.*                                     470         11,764
      Frequency Electronics, Inc.                             330          6,105
      Intermagnetics General Corp.*                         1,070         34,668
      Itron, Inc.*                                            700         13,279
      MDU Resources Group, Inc.                               130          4,113
      Measurement Specialties, Inc.*                          450          7,092
      Rudolph Technologies, Inc.*                             210          9,870
      Technitrol, Inc.                                        500         13,000
      Varian, Inc.*                                           760         24,548
      Zygo Corporation*                                       250          5,562
                                                                       ---------
                                                                         233,135
                                                                       ---------
   ENGINEERING & CONSTRUCTION -- 1.34%
      D. R. Horton, Inc.                                      130          2,951
      Hovnanian Enterprises, Inc.*                            300          4,353
      Newpark Resources, Inc.*                              1,820         20,202
      NVR, Inc.*                                              120         17,760
      TRC Companies, Inc.*                                    220          8,837
                                                                       ---------
                                                                          54,103
                                                                        --------
   ENERGY -- 0.48%
      Consol Energy, Inc.                                     690         17,457
      Otter Tail Power Company                                 70          1,942
                                                                        --------
                                                                          19,399
                                                                        --------
   ENTERTAINMENT & LEISURE -- 0.72%
      GTECH Holdings Corp.*                                   490         17,400
      Paxson Communication Corp.*                             850         11,475
                                                                        --------
                                                                          28,875
                                                                        --------
   FILTRATION SYSTEMS -- 0.30%
      Donaldson Company, Inc.                                 390         12,149
                                                                        --------
   FINANCIAL SERVICES -- 5.93%
      Americredit Corp.*                                    1,830         95,069
      Clarks/Bardes Holding, Inc.*                            230          5,198
      Financial Federal Corp.*                                130          3,764
      Investors Financial Services Corp.                      680         45,560

                          QUAKER SMALL-CAP GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2001
                                                            NUMBER     MARKET
                                                          OF SHARES     VALUE
                                                          ---------     -----
COMMON STOCK -- (continued)

   FINANCIAL SERVICES -- (continued)
      Roslyn Bancorp, Inc.                                     35      $   9,205
      S&P Mid-Cap 400 Depository Receipts                     750         71,438
      John Nuveen Company                                     160          9,064
                                                                       ---------
                                                                         239,298
                                                                       ---------
   FOOD & BEVERAGES -- 1.63%
      Constellation Brands, Inc.*                             220          9,020
      Dreyer's Grand Ice Cream, Inc.                          400         11,160
      Performance Food Group*                                 520         15,720
      Whole Foods Market, Inc.*                             1,100         29,810
                                                                       ---------
                                                                          65,710
                                                                       ---------
   FURNITURE -- 0.11%
      Stanley Furniture Co., Inc.*                            160          4,304
                                                                       ---------
   HEALTHCARE -- 5.18%
      Corvel Corporation*                                      80          2,980
      Health Net, Inc.*                                       650         11,310
      Henry Schein, Inc.*                                     300         11,475
      Lincare Holdings, Inc.*                               2,020         60,620
      Manor Care, Inc.*                                     1,580         50,165
      Mid Atlantic Medical Services, Inc.*                    580         10,399
      Pediatrix Medical Group*                                310         10,292
      Rehabcare Group, Inc.*                                  340         16,388
      Renal Care Group, Inc.*                               1,080         35,521
                                                                       ---------
                                                                         209,150
                                                                       ---------
   HOME FURNISHINGS -- 0.13%
      American Woodmark Corporation                           140          5,379
                                                                       ---------
   HOTELS -- 0.16%
      Extended Stay America, Inc.*                            420          6,300
                                                                       ---------
   HUMAN RESOURCES -- 0.27%
      Heidrick & Struggles International, Inc.*               530         10,775
                                                                       ---------
   INDEX FUND -- 4.88%
      Ishares Russell 2000 Growth                           3,090        196,833
                                                                       ---------
   INSTRUMENTS - SCIENTIFIC -- 0.37%
      FEI Company*                                            360         14,760
                                                                       ---------
   INSURANCE -- 1.87%
      Brown & Brown                                           610         25,614
      Healthextras, Inc.*                                     440          4,171
      Humana, Inc.*                                         4,220         41,567
      Triad Guaranty Inc.*                                    100          4,000
                                                                       ---------
                                                                          75,352
                                                                       ---------
   INTERNET SERVICES & SOFTWARE -- 0.89%
      Ixia*                                                 1,010         19,190
      Secure Computing Corporation*                         1,070         16,810
                                                                       ---------
                                                                          36,000
                                                                       ---------
   INVESTMENT COMPANIES -- 1.18%
      Eaton Vance Corp.                                     1,370         47,676
                                                                       ---------

                          QUAKER SMALL-CAP GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2001
                                                              NUMBER     MARKET
                                                            OF SHARES    VALUE
                                                            ---------     -----
COMMON STOCK -- (continued)

   MACHINERY -- 0.41%
      Graco, Inc.                                             510      $ 16,830
                                                                       ---------
   MANUFACTURING -- 0.11%
      Quixote Corporation                                     150          4,286
                                                                       ---------
   MARKETING SERVICES -- 0.22%
      Advanced Marketing Services, Inc.                       435          9,070
                                                                       ---------
   MEDICAL PRODUCTS -- 6.58%
      American Medical Systems Holdings*                      460          7,061
      Bruker Daltonics, Inc.                                  990         14,919
      Cerner Corp.*                                           410         17,220
      Cooper Companies, Inc.                                  360         18,504
      Gene Logic, Inc.*                                       700         15,260
      ICU Medical, Inc.*                                      280         11,558
      IDEXX Labs, Inc.*                                       910         28,438
      Integra Lifesciences Holdings*                          370          8,011
      Inverness Medical Technology, Inc.*                     690         25,530
      Patterson Dental Co.*                                    80          2,640
      PolyMedica Corp.*                                       250         10,125
      Regeneration Technologies, Inc.*                        760          6,688
      Respironics, Inc.*                                      550         16,368
      Specialty Laboratories, Inc.*                           310         11,734
      SRI/Surgical Express, Inc.*                             130          3,953
      Tripath Imaging, Inc.*                                1,410         13,973
      Varian Medical Systems, Inc.                            750         53,625
                                                                       ---------
                                                                         265,607
                                                                       ---------
   METAL PRODUCTS -- 0.37%
      Precision Castparts Corp.                               400         14,968
                                                                       --------
   MISCELLANEOUS -- 0.54%
      Blyth, Inc.                                             630         16,197
      Callaway Golf Co.                                        50            790
      Global Payments, Inc.                                   160          4,816
                                                                       ---------
                                                                          21,803
                                                                       ---------
   OIL & GAS -- 7.94%
      3TEC Energy Corp.*                                      220          3,905
      Cabot Oil & Gas Corp.                                   390          9,516
      Chesapeake Energy Corp.                               2,750         18,700
      Evergreen Resources, Inc.*                              260          9,880
      The Houston Exploration Co.*                            220          6,875
      HS Resources, Inc.*                                     420         27,216
      Hydril Co.                                              270          6,148
      Key Energy Group, Inc.*                               2,230         24,173
      Key Production Co.*                                     160          2,664
      Lone Star Technologies, Inc.*                           590         21,358
      Louis Dreyfus Natural Gas Corp.*                        540         18,819
      Magnum Hunter Resources, Inc.*                          300          2,670
      Mitchell Energy & Development Corp.                     460         21,275
      Penn Virginia Corp.                                     150          4,935
      Plains Resources, Inc.*                                 400          9,504
      Quicksilver Resources, Inc.*                            420          7,560

                          QUAKER SMALL-CAP GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2001
                                                              NUMBER     MARKET
                                                            OF SHARES     VALUE
                                                            ---------     -----
COMMON STOCK -- (continued)

   OIL & GAS -- (continued)
      Spinaker Exploration Co.*                               240       $  9,566
      Stone Energy Corp.*                                     545         24,144
      Superior Energy Services, Inc.*                       1,150          9,085
      Swift Energy Co.*                                       520         15,668
      The Meridian Resource Corp.*                            690          4,947
      Veritas DGC, Inc.*                                      660         18,315
      Vintage Petroleum, Inc.                                 580         10,846
      XTO Energy, Inc.                                      2,280         32,718
                                                                        --------
                                                                         320,487
                                                                        --------
   PHARMACEUTICALS -- 9.55%
      Advance PCS*                                            600         38,430
      Alexion Pharmaceuticals, Inc.*                          350          8,400
      Amerisource Health Corp.*                             1,200         66,360
      Bergen Brunswig Corp.                                 2,150         41,323
      Caremark RX, Inc.*                                    5,300         87,185
      First Horizon Pharmaceutical*                           290          9,309
      Genencor International, Inc.*                           780         12,394
      Kendal International, Inc.*                             260          5,210
      Medicis Pharmaceutical Corp.*                           680         36,040
      Omnicare, Inc.                                        1,520         30,704
      Sicor, Inc.*                                          1,250         28,875
      Trimeris, Inc.*                                         420         21,029
                                                                        --------
                                                                         385,259
                                                                        --------
   PRIVATE CORRECTIONS -- 0.15%
      Wackenhut Corrections Corp.*                            460          6,026
                                                                        --------
   PUBLISHING -- 0.48%
      Scholastic Corp.*                                       460         19,366
                                                                        --------
   REAL ESTATE -- 0.82%
      Catellus Development Corp.*                           1,650         28,793
      Mission West Properties, Inc.                           320          4,496
                                                                        --------
                                                                          33,289
                                                                        --------
RESTAURANT - RETAIL -- 4.12%
      Applebee's International, Inc.*                         675         13,507
      Buca, Inc.*                                             290          6,308
      CEC Entertainment, Inc.*                                455         22,454
      Cheesecake Factory, Inc.*                               967         27,366
      Jack in the Box, Inc.*                                  690         18,009
      Landry's Restaurants, Inc.                              120          2,040
      P.F. Chang's China Bistro, Inc.*                        250          9,475
      Panera Bread Company*                                   380         11,997
      Rare Hospitality International, Inc.*                   375          8,475
      Ruby Tuesday, Inc.                                    1,380         23,598
      Sonic Corp.*                                            725         23,004
                                                                        --------
                                                                         166,233
                                                                        --------

                          QUAKER SMALL-CAP GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2001
                                                              NUMBER     MARKET
                                                             OF SHARES    VALUE
                                                             ---------    -----
COMMON STOCK -- (continued)

   RETAIL -- 8.12%
      Abercrombie & Fitch Co.*                              2,100       $ 93,450
      Action Performance Companies, Inc.*                     790         19,750
      American Eagle Outfitters*                              795         28,016
      Barnes & Noble, Inc.*                                 1,210         47,614
      bebe stores, inc.*                                       90          2,624
      Charlotte Russe Holdings, Inc.*                         390         10,452
      Chico's FAS, Inc.*                                      495         14,726
      Christopher & Banks Corp.*                              900         29,340
      Genesco, Inc.*                                          580         19,488
      Hibbett Sporting Goods, Inc.*                           220          8,153
      Payless Shoesource, Inc.*                               540         34,938
      Rent-A-Center, Inc.*                                    310         16,306
      Urban Outfitters, Inc.*                                 280          3,007
                                                                       ---------
                                                                         327,864
                                                                       ---------
   SECURITY SERVICES -- 0.37%
      Sonicwall, Inc.*                                        590         14,874
                                                                       --------
   STEEL -- 0.33%
      Maverick Tube Corp.*                                    790         13,391
                                                                       ---------
   TELECOMMUNICATIONS -- 2.48%
      Applied Innovation, Inc.*                               550          4,593
      Boston Communications Group*                            560          8,064
      Illuminet Holdings, Inc.*                               510         16,040
      Metro One Telecommunications*                           890         57,734
      Performance Technologies, Inc.*                         490          7,350
      Symmetricom, Inc.*                                      440          6,442
                                                                       ---------
                                                                         100,223
                                                                       ---------
   TRANSPORT SERVICES -- 0.35%
      Gulfmark Offshore, Inc.*                                230          7,096
      Knight Transportation*                                  345          7,090
                                                                       ---------
                                                                          14,186
                                                                       ---------
   TRANSPORTATION -- 1.04%
      Landstar System, Inc.*                                  265         18,027
      Newport News Shipbuilding, Inc.                         390         23,888
                                                                       ---------
                                                                          41,915
                                                                       ---------
   TRAVEL SERVICES -- 0.11%
      Ambassadors International, Inc.*                        180          4,446
                                                                       ---------
   WASTE MANAGEMENT -- 0.67%
      Stericycle, Inc.*                                       310         14,555
      Waste Connections, Inc.*                                350         12,600
                                                                       ---------
                                                                          27,155
                                                                       ---------

      TOTAL COMMON STOCK (COST $3,789,293)                             4,031,503
                                                                       ---------

                          QUAKER SMALL-CAP GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2001
                                                           NUMBER      MARKET
                                                         OF SHARES      VALUE
                                                         ---------      -----
INVESTMENT COMPANIES -- 0.33%

      Evergreen Money Market Institutional Treasury
         Money Market Fund Institutional Service Shares    13,436   $    13,436
                                                                    -----------
      TOTAL INVESTMENT COMPANIES (COST $13,436)                          13,436
                                                                    -----------

TOTAL VALUE OF INVESTMENTS (COST $3,802,729)(100.22%)                 4,044,939
LIABILITIES IN EXCESS OF OTHER ASSETS, NET (-0.22%)                      (9,007)
                                                                    -----------
   NET ASSETS (100.00%)                                             $ 4,035,932
                                                                    ===========

* Non-income producing investment.


                       See notes to financial statements

                                               QUAKER FIXED BOND FUND
                                               SCHEDULE OF INVESTMENTS
                                                    JUNE 30, 2001
                                                                                  PRINCIPAL       VALUE
                                                                                  ---------       -----
AGENCY OBLIGATIONS (3.69%)

   FEDERAL HOME LOAN MORTGAGE CORP. (2.67%)
      Freddie Mac 22 C, 9.50%, 04/15/20                                          $204,524     $    214,965
                                                                                              ------------
   FEDERAL NATIONAL MORTGAGE ASSOC. (1.02%)
      Fannie Mae 1993-152 K, P.O., 0.00%, 08/25/23                                113,260           82,553
                                                                                              ------------
   TOTAL AGENCY OBLIGATIONS (COST $281,815)                                                        297,518
                                                                                              ------------
ASSET BACKED SECURITIES (43.29%)

   FINANCIAL SERVICES (43.29%)
      Asset Securitization Corp. 1997-MD7 A1A, 7.32%, 01/13/30                     59,096           61,213
      Chase Commercial Mortgage Securities Corp. 1996-1 A1, 7.60%, 12/18/05        63,930           66,785
      Chase Commercial Mortgage Securities Corp. 1996-2 A2, 6.90%, 09/19/06        85,000           87,443
      Chase Commercial Mortgage Securities Corp. 1999-2 A1, 7.032%, 10/15/08       72,346           74,724
      Chase Funding Mortgage, 7.494%, 10/25/26                                     20,000           20,542
      Chemical Master Credit Card Trust I 1996-3 A, 5.875%, 02/15/09              100,000          105,296
      Citibank Credit Card Master Trust I 1992-2 A, 5.875%, 03/10/11               61,000           59,264
      Comed Transitional Funding Trust I 1998-1 A6, 5.63%, 06/25/09               295,000          291,215
      Commercial Mortgage, 7.03%, 05/15/09                                         20,000           20,525
      Conseco Finance Securitizations Corp. 2000-1 M2, 9.08%, 05/01/31             25,000           25,410
      CS First Boston Mortgage Securities Corp. 1997-C1 A1B, 7.15%, 08/20/06       80,000           83,010
      CS First Boston Mortgage Securities Corp. 1998-C1 A1A, 6.26%, 12/17/07       49,352           49,918
      CS First Boston Mortgage Securities Corp. 1998-C1 A1B, 6.48%, 05/17/08       90,000           89,934
      Deutsche Mortgage And Asset Receiving Corp. 1998-C1 A2, 6.538%, 02/15/08     65,000           65,034
      DLJ Commercial Mortgage Corp. 1998-CF1 A1B, 6.41%, 02/15/08                  25,000           24,967
      DLJ Commercial Mortgage Corp. 1998-CG1 A1B, 6.41%, 05/10/08                 105,000          104,761
      DLJ Commercial Mortgage Corp. 1999-CF2 A1B, 7.30%, 06/10/09                 150,000          156,342
      Emergent Home Equity, 7.08%, 12/15/98                                        20,000           20,394
      FDIC REMIC Trust 1996-C1 1A, 6.75%, 05/25/26                                139,851          142,002
      First Boston Mortgage Securities, 7.24%                                     218,000          226,675
      First Union-Lehman Bros. Comm. Mortgage 1997-C1 A1, 7.15%, 02/18/04          47,617           49,133
      First Union-Lehman Bros. Comm. Mortgage 1997-C1 A3, 7.38%, 04/18/07         110,000          115,197
      GMAC Commercial Mortgage Sec. Corp. 1997-C2 A3, 6.566%, 11/15/07             45,000           45,026
      GMAC Commercial Mortgage Sec. Corp. 1999-C3 A1B, 7.273%, 08/15/09           305,000          317,087
      Green Tree Financial Corporation 1994-5 A5, 8.30%, 11/15/19                 216,000          224,931
      Illinois Power Special Power Trust 1998-1 A6, 5.54%, 06/25/09               130,000          128,187
      JP Morgan Commercial Mort. Finance Corp. 1999-C7 A1, 6.18%, 10/15/35         44,454           44,762
      LB Commercial Conduit Mortgage Trust 1999-C1 A2, 6.78%, 04/15/09             55,000           55,761
      Lehman Large Loan 1997-LLI A1, 6.79%, 06/12/04                               40,882           41,959
      Merrill Lynch Mortgage Investors, Inc. , 7.0332%                             71,764           73,512
      Merrill Lynch Mortgage Investors, Inc. 1998-C1 A1, 6.31%,11/15/26            25,050           25,198
      Merrill Lynch Mortgage Investors, Inc. 1998-C2 A2, 6.39%,02/15/30            65,000           64,827
      Merrill Lynch Mortgage Investors, Inc. 1996-C1 A1, 7.15%, 04/25/28            3,601            3,695
      Merrill Lynch Mortgage Investors, Inc. 1997-C1 A3, 7.12%, 06/18/29           20,000           20,659
      Morgan Stanley Capital I 1997-ALIC A2, 5.99%, 03/15/05                      102,879          104,233
      Morgan Stanley Capital I 1998-HF1 A1, 6.19%, 01/15/07                        36,041           36,518
      Mortgage Capital Funding, Inc. 1998-MC1 A1, 6.417%, 06/18/07                 55,815           56,725
      Mortgage Capital Funding, Inc. 1998-MC3 A1, 6.001%, 11/18/31                 19,606           19,600
      Nomura Asset Securities Corp. 6.3368%                                        50,000           50,199
      Prudential Home Mortgage Securities 1993-47 A11, 6.10%, 12/25/23            100,000          100,162
      Salomon Brothers Mortage Securities VI 1986-1 A, 6.00%, 12/25/11            135,444          135,169
                                                                                              ------------
      TOTAL ASSET BACKED SECURITIES (COST $3,251,668)                                            3,487,994
                                                                                              ------------

                                               QUAKER FIXED BOND FUND
                                               SCHEDULE OF INVESTMENTS
                                                    JUNE 30, 2001
                                                                                  PRINCIPAL       VALUE
                                                                                  ---------       -----
CORPORATE BONDS (37.69%)

   BANKS (0.26%)
      BSCH Issuances Ltd, 7.625%, 11/03/2009                                    $  20,000     $     20,644
                                                                                              ------------
   ENERGY (4.25%)
      Calpine Energy Corp. 8.5%, 02/15/01                                         355,000          342,781
                                                                                              ------------
   ENTERTAINMENT & LEISURE (1.15%)
      Circus Circus, 6.70%, 11/15/96                                               95,000           92,336
                                                                                              ------------
   FINANCIAL SERVICES (7.60%)
      Ford Motor Credit Co.,7.5%, 06/15/03                                        395,000          411,017
      General Motors Acceptance Corp., 5.75%, 11/19/03                            200,000          201,522
                                                                                              ------------
                                                                                                   612,539
                                                                                              ------------
   HOTELS (5.15%)
      Hilton Hotels, 7.625%, 05/15/08                                             425,000          415,030
                                                                                              ------------
   MEDICAL PRODUCTS (6.68%)
      Bard (C.R.) Inc., 6.7%, 12/01/26                                            250,000          247,091
      Boston Scientific, 6.625%, 03/15/05                                         190,000          185,688
      Columbia/HCA, 8.36%, 04/15/24                                               110,000          105,329
                                                                                              ------------
                                                                                                   538,108
                                                                                              ------------
   PIPELINES (4.78%)
      PG&E Gas Trans., 7.10%, 06/01/05                                            400,000          385,418
                                                                                              ------------
   RETAIL (5.39%)
      Ikon Office Solutions, 6.75%, 11/01/04                                      130,000          121,806
      Safeway Inc., 7.25%, 9/15/19                                                300,000          312,284
                                                                                              ------------
                                                                                                   434,090
                                                                                              ------------
   TRANSPORT SERVICES (2.43%)
      Stagecoach Holdings PLC, 8.625%, 11/15/09                                   210,000          195,870
                                                                                              ------------
   TOTAL CORPORATE BONDS (COST $3,039,250)                                                       3,036,816
                                                                                              ------------
U.S. GOVERNMENT SECURITIES (10.54%)

   TREASURY NOTES (10.54%)
      U.S. Treasury Note, 5.00%, 02/15/11                                         875,000          849,298
                                                                                              ------------
   TOTAL U.S. GOVERNMENT SECURITIES (COST $861,616)                                                849,298
                                                                                              ------------
INVESTMENT COMPANIES (8.54%)

      Evergreen Money Market Institutional Treasury
        Money Market Fund Institutional Service Shares                            688,193          688,193
                                                                                              ------------
      TOTAL INVESTMENT COMPANIES (COST $688,193)                                                   688,193
                                                                                              ------------
TOTAL INVESTMENTS (COST $8,122,542) (103.75%)                                                    8,359,819
      OTHER ASSETS & LIABILITIES, NET (-3.75%)                                                    (301,959)
                                                                                              ------------
      Net Assets (100%)                                                                       $  8,057,860
                                                                                              ============

+ Denominated in U.S. Dollars

                                           See notes to financial statements

                                            QUAKER HIGH YIELD BOND FUND
                                              SCHEDULE OF INVESTMENTS
                                                 JUNE 30, 2001
                                                                                PRINCIPAL        VALUE
                                                                                ---------        -----
ASSET BACKED SECURITIES -- 4.89%

   FINANCIAL SERVICES -- 4.89%
      Green Tree Financial Corp., 1994-3 B2, 8.65%, 06/15/19                    $ 500,000     $    463,139
                                                                                              ------------
      TOTAL ASSET BACKED SECURITIES (COST $451,685)                                                463,139
                                                                                              ------------
CORPORATE BONDS -- 51.67%
   AGRICULTURAL CHEMICALS -- 2.91%
      IMC Global, Inc., 7.40%, 11/01/02                                           290,000          276,009
                                                                                              ------------
   AUTO PARTS & EQUIPMENT -- 2.59%
      Dana Corp., 6.50%, 03/01/09                                                 285,000          245,538
                                                                                              ------------
   BUILDING -- 7.01%
      Foster Wheeler Corp. 6.75%, 11/15/2005                                      265,000          198,646
      K. Hovnanian Enterprises, 9.75%, 06/01/05                                   126,000          121,275
      McDermott, Inc., 9.375%, 03/15/02                                           425,000          344,250
                                                                                              ------------
                                                                                                   664,171
                                                                                              ------------
   CHEMICALS -- 3.04%
      Lyondell Chemical Co., 9.875%, 05/01/07                                     290,000          287,825
                                                                                              ------------
   COMMERCIAL SERVICES -- 3.04%
      Reynolds and Reynolds, 7.00%, 12/15/06                                      280,000          287,992
                                                                                              ------------
   CONTAINERS -- 1.56%
      Crown Cork & Seal Co. Inc., 7.125%, 09/01/02                                255,000          147,900
                                                                                              ------------
   DISTRIBUTION/WHOLESALE -- 2.80%
      Boise Cascade Office Products, 7.05%, 05/15/05                              275,000          265,046
                                                                                              ------------
   MACHINERY -- 2.45%
      Case Corp., 6.25%, 12/01/03                                                 265,000          232,398
                                                                                              ------------
   MANUFACTURING -- 2.61%
      US Industries Inc., 7.125%, 10/15/03                                        330,000          247,500
                                                                                              ------------
   MEDICAL INSTRUMENTS -- 6.55%
      Boston Scientific Corp., 6.625%, 03/15/05                                   380,000          371,077
      FHP International PHY 7.00%, 9/15/03                                        260,000          249,443
                                                                                              ------------
                                                                                                   620,520
                                                                                              ------------
   OIL & GAS -- 4.58%
      Pennzoil - Quaker, 6.75%, 04/01/2009                                        500,000          434,377
                                                                                              ------------
   RESORTS/THEME PARK -- 0.63%
      Bluegreen Corp., 10.5%, 04/01/08                                            100,000           59,500
                                                                                              ------------
   RETAIL STORES -- 5.92%
      J.C. Penney & Co. Inc., 7.60%, 04/01/07                                     250,000          233,750
      J.C. Penney & Co. Inc., 6.50%, 12/15/07                                     100,000           77,000
      Rite Aid Corp., 7.125%, 01/15/07                                            300,000          250,500
                                                                                              ------------
                                                                                                   561,250
                                                                                              ------------
   TIRE & RUBBER -- 2.76%
      Goodyear Tire & Rubber Co., 6.625%, 12/01/06                                270,000          261,223
                                                                                              ------------
   TRANSPORT / SHIPPING -- 3.22%
      Airborne Freight, 7.35%, 09/19/05                                           300,000          305,597
                                                                                              ------------

                                                                                              ------------
      TOTAL CORPORATE BONDS (COST $4,762,418)                                                    4,896,846
                                                                                              ------------

                                            QUAKER HIGH YIELD BOND FUND
                                              SCHEDULE OF INVESTMENTS
                                                 JUNE 30, 2001
                                                                                PRINCIPAL        VALUE
                                                                                ---------        -----
FOREIGN BONDS-- 0.32%
  FOREIGN CORPORATE BONDS -- 0.32%
      App Finance 1X Ltd., 10.75%, 10/04/01                                     $ 500,000     $     30,000
                                                                                              ------------
      TOTAL FOREIGN BONDS (COST $198,449)                                                           30,000
                                                                                              ------------
GOVERNMENT SECURITIES-- 37.61%
     U.S. Treasury Bill, 09/20/01                                              3,650,000        3,564,234
                                                                                              ------------
      TOTAL GOVERNMENT SECURITIES (COST $3,564,234)                                              3,564,234
                                                                                             -------------

PREFERRED STOCK-- 3.30%

      Chelsea GCA Realty, Inc. Pfd A, 8.375%                                        8,000          312,750
                                                                                              ------------
      TOTAL PREFERRED STOCK (COST $315,250)                                                        312,750
                                                                                              ------------
OTHER INVESTMENTS-- 4.57%

      Merrill Master Repo Trust                                                    433,658         433,658
                                                                                              ------------
      TOTAL OTHER INVESTMENTS (COST $433,658)

      TOTAL INVESTMENTS (COST $9,725,694) (102.36%)                                              9,700,627

      OTHER ASSETS & LIABILITIES, NET (-2.36%)                                                    (223,938)
                                                                                              ------------
      NET ASSETS (100%)                                                                       $  9,476,689
                                                                                              ============

                       See notes to financial statements

                                              QUAKER GOVERNMENT MONEY MARKET FUND
                                                    SCHEDULE OF INVESTMENTS
                                                          JUNE 30, 2001
                                                                                PRINCIPAL        VALUE
                                                                                ---------        -----
TREASURY BILLS-- 99.00%

      U.S. Treasury Bill, 08/30/01 (a)                                          $ 630,000     $    626,236
      U.S. Treasury Bill, 09/20/01 (a)                                             40,000           39,695
                                                                                              ------------
      TOTAL TREASURY BILLS (COST $665,931)                                                         665,931
                                                                                              ------------
INVESTMENT COMPANIES-- 0.75%

      Evergreen Money Market Institutional Treasury
        Money Market Fund Institutional Service Shares                              5,027            5,027
                                                                                              ------------
      TOTAL INVESTMENT COMPANIES (COST $5,027)                                                       5,027
                                                                                              ------------
TOTAL INVESTMENTS (COST $670,958) (99.75%)                                                        670,958
OTHER ASSETS & LIABILITIES, NET (0.25%)                                                              1,711
                                                                                              ------------
   NET ASSETS (100%)                                                                          $    672,669
                                                                                              ============
(a) Priced at amortized cost


                       See notes to financial statements

                                                         QUAKER INVESTMENT TRUST
                                                   STATEMENTS OF ASSETS AND LIABILITIES
                                                              JUNE 30, 2001
                                                                                                      FIXED                  MONEY
                                     CORE EQUITY  AGGRESSIVE     MID-CAP    SMALL-CAP   SMALL-CAP     INCOME   HIGH YIELD    MARKET
                                         FUND     GROWTH FUND  VALUE FUND   VALUE FUND  GROWTH FUND    FUND       FUND        FUND
                                     -----------------------------------------------------------------------------------------------
ASSETS:
 Investments, at value (cost
  $18,182,926, $59,848,092,
   $8,259,618, $21,555,259,
   $3,802,729, $8,122,542,
   $9,725,694 and $670,958)
   (note 2)                          $18,822,394  $60,108,701  $8,800,850  $25,077,690  $4,044,939  $8,359,819  $9,700,627  $670,958
 Cash                                         --        5,250          --           --         304          --          --        --
 Deposits with brokers for
  securities sold short                       --   23,579,388          --           --          --          --          --        --
 Receivables:
  Dividends and interest                   5,129       72,406       5,903       15,728         757      76,326      97,195       115
  Fund shares sold                         1,950      765,069      20,651        4,825          --      13,547      10,000        --
  Investment securities sold             147,355    5,611,968     149,697    1,728,318      10,843          --   3,248,415        --
  Due from fund sponsor                       --        1,346       5,768           --          --          --       1,050       867
 Deferred organization expenses,
  net (notes 2 and 4)                      2,246        2,246       2,997        2,246          --       2,246          --        --
 Prepaid expenses and other assets        35,399       45,720      19,648       19,103         528      17,045          --     1,095
                                     -----------  -----------  ----------  -----------  ----------  ----------  ----------  --------
    TOTAL ASSETS                      19,014,473   90,192,094   9,005,514   26,847,910   4,057,371   8,468,983  13,057,287   673,035
                                     -----------  -----------  ----------  -----------  ----------  ----------  ----------  --------
LIABILITIES:
 Payables:
  Securities sold short
   (proceeds $14,088,286)                     --   14,673,474          --           --          --          --          --        --
  Fund shares redeemed                        --       71,089          --       25,747          --       9,723         334        --
  Investment securities purchased        175,072    2,969,631      57,430    1,653,307      13,982     386,841   3,564,234        --
  Distributions                               --           --          --           --          --          38         721        --
Accrued expenses                          22,887       58,849       8,661       17,051       4,014       8,350       8,937       366
Due to sponsor (notes 2 and 3)             1,917           --          --        4,001         820         947          --        --
Due to adviser                            12,486       61,140       5,820       91,583       2,623       5,224       6,239        --
Other payables                                --          414          --           --          --          --         133        --
                                     -----------  -----------  ----------  -----------  ----------  ----------  ----------  --------
    TOTAL LIABILITIES                    212,362   17,834,597      71,911    1,791,689      21,439     411,123   3,580,598       366
                                     -----------  -----------  ----------  -----------  ----------  ----------  ----------  --------
NET ASSETS                           $18,802,111  $72,357,497  $8,933,603  $25,056,221  $4,035,932  $8,057,860  $9,476,689  $672,669
                                     ===========  ===========  ==========  ===========  ==========  ==========  ==========  ========
NET ASSETS CONSIST OF:
 Paid-in capital                     $22,205,656  $74,504,095  $8,082,337  $20,332,504  $4,180,589  $8,265,910  $9,797,270  $672,667
 Undistributed net investment income          --      260,461          --           --          --          --          --         2
 Accumulated net realized gain
  (loss) on investments               (4.043,013)  (2,082,480)    310,034    1,201,286    (386,867)   (445,327)   (295,514)       --
 Net unrealized appreciation
  (depreciation) on investments          639,468     (324,579)    541,232    3,522,431     242,210     237,277     (25,067)       --
                                     -----------  -----------  ----------  -----------  ----------  ----------  ----------  --------
  Total Net Assets                   $18,802,111  $72,357,497  $8,933,603  $25,056,221  $4,035,932  $8,057,860  $9,476,689  $672,669
                                     ===========  ===========  ==========  ===========  ==========  ==========  ==========  ========
CLASS A SHARES:
 Net Assets (Applicable to 1,112,683,
  3,457,950, 123,141, 353,243,
  3,444, 794,134 and 22,446 shares
  outstanding, respectively; unlimited
  shares of $0.01 par value,
  beneficial interest authorized)    $13,887,856  $64,636,922  $1,405,458  $ 5,522,087  $   30,637  $7,990,967  $  212,230
                                     ===========  ===========  ==========  ===========  ==========  ==========  ==========
Net Asset Value and redemption
 price per share                     $     12.48  $     18.69  $    11.41  $     15.63  $     8.89  $    10.06  $     9.46
                                     ===========  ===========  ==========  ===========  ==========  ==========  ==========
Offering price per share             $     13.21  $     19.78  $    12.07  $     16.54  $     9.41  $    10.51  $     9.88
                                     ===========  ===========  ==========  ===========  ==========  ==========  ==========
CLASS B SHARES:
Net Assets (Applicable to 9,031,
 108,440, 45,697, 6,642, 3,078,
 98 and 12,952 shares outstanding,
 respectively, unlimited shares
 of $0.01 par value, beneficial
 interest authorized)                $   112,156  $ 2,023,326  $  520,084  $   103,539  $   27,383  $      984  $  122,349
                                     ===========  ===========  ==========  ===========  ==========  ==========  ==========
Net Asset Value, offering and
 redemption(1) price per share       $     12.42  $     18.66  $    11.38  $     15.59  $     8.90  $    10.06  $     9.45
                                     ===========  ===========  ==========  ===========  ==========  ==========  ==========
CLASS C SHARES:
Net Assets (Applicable to 44,555,
 78,999, 134,743, 17,900, 0, 3,199
 and 3,166 shares outstanding,
 respectively, unlimited shares
 of $0.01 par value, beneficial
 interest authorized)                $   549,976  $ 1,468,557  $1,523,330  $   273,071              $   32,177  $   29,881
                                     ===========  ===========  ==========  ===========              ==========  ==========
Net Asset Value, offering and
 redemption(1) price per share       $     12.34  $     18.59  $    11.31  $     15.25              $    10.06  $     9.44
                                     ===========  ===========  ==========  ===========              ==========  ==========
CLASS I SHARES:
Net Assets (Applicable to 359,308,
 225,938, 477,484, 1,222,727,
 445,681, 3,354, 963,580 and 672,667
 shares outstanding, respectively,
 unlimited shares of $0.01 par value,
 beneficial interest authorized)     $ 4,252,123  $ 4,228,692  $5,484,731  $19,157,524  $3,977,912  $   33,732  $9,112,229  $672,669
                                     ===========  ===========  ==========  ===========  ==========  ==========  ==========  ========
Net Asset Value, offering and
 redemption price per share          $     11.83  $     18.72  $    11.49  $     15.67  $     8.93  $    10.06  $     9.46  $   1.00
                                     ===========  ===========  ==========  ===========  ==========  ==========  ==========  ========

(1) Redemption price per share may be reduced for any applicable contingent deferred sales charges.

                                          See notes to the financial statements.

                                                            QUAKER INVESTMENT TRUST
                                                            STATEMENTS OF OPERATIONS
                                                            YEAR ENDED JUNE 30, 2001
                                                                                                      FIXED                   MONEY
                                     CORE EQUITY  AGGRESSIVE     MID-CAP    SMALL-CAP   SMALL-CAP     INCOME     HIGH YIELD   MARKET
                                         FUND     GROWTH FUND  VALUE FUND   VALUE FUND  GROWTH FUND    FUND         FUND       FUND
                                     -----------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME:
 Dividends                           $   111,957  $    83,009  $   82,569  $   191,061  $    6,000  $       --  $       --  $     --
 Interest                                 11,088    1,085,603      23,245       22,309       1,759     599,738     959,279     9,788
                                     -----------  -----------  ----------  -----------  ----------  ----------  ----------  --------
    TOTAL INCOME                         123,045    1,168,612     105,814      213,370       7,759     599,738     959,279     9,788
                                     -----------  -----------  ----------  -----------  ----------  ----------  ----------  --------
EXPENSES:
 Investment advisory fees (note 2)       187,942      381,785      53,322      241,378      16,498      53,136      61,225     1,200
 Fund administration fees (note 2)        45,808       98,141      15,489       44,844       6,202      17,941      18,084       735
 Fund accounting fees (note 2)            21,206       21,870      18,579       18,585       7,650      12,012      17,053    11,147
 Custody fees                             14,959       16,753       4,246        8,902       7,179       3,692       2,470       701
 Shareholder servicing fees               18,498       19,295      16,392       17,280       6,750      10,598      14,757     9,860
 Shareholder service Sponsor fees
  (note 3)                                58,793       91,082      16,681       44,761       5,156      11,977      19,133       545
 Trustee fees and meeting expenses         3,226        7,144         339        2,972         443       1,392       1,289        53
 Legal fees                               13,031       12,844       2,488        7,683         409       3,718       3,112        18
 Audit fees                               21,355       32,475       6,328       12,435       1,442       7,100       4,021        --
 Distribution fees -- Class A             46,751       77,583       8,770       11,591           3      13,974         157        --
 Distribution fees -- Class B                266        7,478       1,097          254          76           3         386        --
 Distribution fees -- Class C              3,912        6,652       4,512          993          --         118          17        --
 Distribution fees -- Class I                 --           --          --           --          --          --          --       545
 Registration and filing expenses          8,136       26,655      12,649       18,963         972      12,249       3,869     2,155
 Printing expenses                        12,262       18,168       3,372        7,556         710       4,002       2,677        15
 Amortization of deferred
  organizational expenses (note 4)         6,756        6,738       2,000        6,756          --       6,756          --        --
 Other operating expenses                 23,866       23,769       7,431       12,974       1,017       7,463      12,372        69
                                     -----------  -----------  ----------  -----------  ----------  ----------  ----------  --------
    TOTAL EXPENSES                       486,767      848,432     173,695      457,927      54,507     166,131     160,622    27,043
     Less:
       Expense reimbursements (note 3)        --           --          --           --      12,662          --          --    14,959
       Sponsor fees waived (note 3)                                                                                              544
       Investment advisory fees waived
        (note 2)                              --           --          --           --          --          --          --     1,200
       Administrator fees waived
        (note 3)                              --           --          --           --          --          --          --    10,340
                                     -----------  -----------  ----------  -----------  ----------  ----------  ----------  --------
    NET EXPENSES                         486,767      848,432     173,695      457,927      41,845     166,131     160,622        --
                                     -----------  -----------  ----------  -----------  ----------  ----------  ----------  --------
       NET INVESTMENT INCOME (LOSS)     (363,722)     320,180     (67,881)    (244,557)    (34,086)    433,607     798,657     9,788
                                     -----------  -----------  ----------  -----------  ----------  ----------  ----------  --------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
 NET REALIZED GAIN (LOSS) FROM
  INVESTMENTS (EXCLUDING
  SHORT SECURITIES)                   (4,007,879)  (1,519,554)    562,172    1,792,102    (386,867)     (1,998)   (295,514)       --
 NET REALIZED LOSS FROM
  SHORT SECURITIES                            --     (502,054)         --           --          --          --          --        --
 NET REALIZED LOSS ON FOREIGN
  CURRENCY TRANSACTIONS                                               (86)
 NET UNREALIZED APPRECIATION
  (DEPRECIATION) ON INVESTMENTS       (6,719,432)    (593,019)    (94,713)   3,032,876     242,210     202,902     (25,067)       --
                                     -----------  -----------  ----------  -----------  ----------  ----------  ----------  --------
 NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS         (10,727,311)  (2,614,627)    467,373    4,824,978    (144,657)    200,904    (320,581)       --
                                     -----------  -----------  ----------  -----------  ----------  ----------  ----------  --------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS  $(11,091,033) $(2,294,447)   $399,492   $4,580,421   $(178,743)   $634,511    $478,076    $9,788
                                    ============  ===========  ==========  ===========  ==========  ==========  ==========  ========

                                                         See notes to the financial statements.

                                                                 QUAKER INVESTMENT TRUST
                                                           STATEMENTS OF CHANGES IN NET ASSETS
                                                                                                       FIXED                 MONEY
                                     CORE EQUITY  AGGRESSIVE     MID-CAP    SMALL-CAP   SMALL-CAP     INCOME   HIGH YIELD   MARKET
                                         FUND     GROWTH FUND  VALUE FUND   VALUE FUND  GROWTH FUND    FUND       FUND        FUND
                                     -----------------------------------------------------------------------------------------------
FOR THE YEAR ENDED JUNE 30, 2001

INCREASE IN NET ASSETS

OPERATIONS
  Net investment income (loss)       $  (363,722) $   320,180  $  (67,881) $  (244,557) $  (34,086) $  433,607  $  798,657  $ 9,788
  Net realized gain (loss) from
   investment transactions            (4,007,879)  (2,021,608)    562,086    1,792,102    (386,867)     (1,998)   (295,514)      --
  Net unrealized appreciation
   (depreciation) on investments      (6,719,432)    (593,019)    (94,713)   3,032,876     242,210     202,902     (25,067)      --
                                     -----------  -----------  ----------  -----------  ----------  ----------  ---------- --------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS    (11,091,033)  (2,294,447)    399,492    4,580,421    (178,743)    634,511     478,076    9,788
                                     -----------  -----------  ----------  -----------  ----------  ----------  ---------- --------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income -- Class A            --     (332,303)         --           --          --    (432,573)     (8,046)      --
  Net investment income -- Class B            --       (4,715)         --           --          --         (11)     (4,346)      --
  Net investment income -- Class C            --       (7,732)         --           --          --        (596)       (339)      --
  Net investment income -- Class I            --      (84,313)         --           --          --        (457)   (785,926)  (9,786)
  Net realized capital gain
   -- Class A                           (328,399)  (2,499,156)     (7,277)    (224,484)         --          --          --       --
  Net realized capital gain
   -- Class B                                (37)     (38,039)         --         (735)         --          --          --       --
  Net realized capital gain
   -- Class C                             (8,205)     (65,288)     (2,872)      (5,484)         --          --          --       --
  Net realized capital gain
   -- Class I                           (103,600)    (587,387)    (31,327)    (645,190)         --          --          --       --
                                     -----------  -----------  ----------  -----------  ----------  ----------  ---------- --------
    TOTAL DISTRIBUTIONS                 (440,241)  (3,618,933)    (41,476)    (875,893)         --    (433,637)   (798,657)  (9,786)
                                     -----------  -----------  ----------  -----------  ----------  ----------  ---------- --------
CAPITAL SHARE TRANSACTIONS
  Increase (decrease) in net assets
   from Fund share transactions
   (note 7)                               52,770   59,807,401     184,238   10,137,495   4,214,675    (427,080)  9,797,270  672,667
                                     -----------  -----------  ----------  -----------  ----------  ----------  ---------- --------
     TOTAL INCREASE (DECREASE)
      IN NET ASSETS                  (11,478,504)  53,894,021     542,254   13,842,023   4,035,932    (226,206)  9,476,689  672,669

NET ASSETS
  Beginning of period                 30,280,615   18,463,476   8,391,349   11,214,198          --   8,284,066          --       --
                                     -----------  -----------  ----------  -----------  ----------  ----------  ---------- --------
  End of period                      $18,802,111  $72,357,497  $8,933,603  $25,056,221  $4,035,932  $8,057,860  $9,476,689 $672,669
                                     ===========  ===========  ==========  ===========  ==========  ==========  ========== ========
FOR THE YEAR ENDED JUNE 30, 2000

INCREASE IN NET ASSETS

OPERATIONS
  Net investment income (loss)       $  (264,882) $   168,132  $  (21,660) $   (16,511)            $  390,740
  Net realized gain (loss) from
   investment transactions               948,403    3,939,054    (162,008)   1,058,105               (443,329)
  Net unrealized appreciation
   (depreciation) on investments       3,362,528     (225,536)   (275,088)    (961,261)               232,756
                                     -----------  -----------  ----------  -----------             ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS             4,046,049    3,881,650    (458,756)      80,333                180,167
                                     -----------  -----------  ----------  -----------             ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income --
   No Load-Class                              --      (22,518)         --           --               (390,710)
  Net realized capital gain --
   No Load-Class                        (543,296)    (583,162)         --     (388,757)                    --
                                     -----------  -----------  ----------  -----------             ----------
     TOTAL DISTRIBUTIONS                (543,296)    (605,680)         --     (388,757)              (390,710)
                                     -----------  -----------  ----------  -----------             ----------
CAPITAL SHARE TRANSACTIONS
  Increase (decrease) in net assets
    from Fund share transactions
    (note 7)                           1,370,850   11,322,574  (3,305,389)  (1,497,853)               819,191
                                     -----------  -----------  ----------  -----------             ----------
      TOTAL INCREASE (DECREASE)
       IN NET ASSETS                   4,873,603   14,598,544  (3,764,145)  (1,806,277)               608,648

NET ASSETS
  Beginning of period                 25,407,012    3,864,932  12,155,494   13,020,475              7,675,418
                                     -----------  -----------  ----------  -----------             ----------
  End of period                      $30,280,615  $18,463,476  $8,391,349  $11,214,198             $8,284,066
                                     ===========  ===========  ==========  ===========             ==========

                                                   See notes to the financial statements.

                                                                    QUAKER INVESTMENT TRUST
                                                                      FINANCIAL HIGHLIGHTS
                                                         (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                             CORE EQUITY FUND
                                         ---------------------------------------------------------------------------------------
                                         CLASS A  CLASS B         CLASS C           INSTITUTIONAL CLASS       NO LOAD CLASS
                                         -------  -------   ------------------   ----------------------  -----------------------
                                                  FOR THE               FOR THE                                          FOR THE
                                                PERIOD FROM           PERIOD FROM    FOR THE                           PERIOD FROM
                                                NOVEMBER 14,         JUNE 29, 2000  PERIOD FROM                        NOVEMBER 25,
                                                 2000 (COM-   YEAR  (COMMENCEMENT  JULY 14, 2000  YEAR   YEAR  YEAR     1996 (COM-
                                          YEAR  MENCEMENT OF  ENDED OF OPERATIONS) (COMMENCEMENT ENDED  ENDED  ENDED  MENCEMENT OF
                                         ENDED   OPERATIONS)  JUNE    TO JUNE     OF OPERATIONS) JUNE   JUNE   JUNE    OPERATIONS)
                                        JUNE 30, TO JUNE 30,   30,       30,         TO JUNE       30,     30,  30,     TO JUNE 30,
                                          2001      2001      2001      2000         30, 2001     2000    1999 1998       1997
                                          ----     ------     ----      ----         --------     ----   -----  ------  ------------
NET ASSET VALUE, BEGINNING OF PERIOD     $20.31   $16.97      $20.33     $19.79      $20.37     $17.78  $14.42  $11.61   $10.00
                                         ------   ------      ------     ------      ------     ------  ------  ------   ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)            (0.25)   (0.19)      (0.34)        --       (0.18)     (0.18)  (0.06)     --     0.04
  Net realized and unrealized gain
   (loss) on investments                  (7.28)   (4.06)      (7.35)      0.54       (8.06)      3.09    4.10    2.81     1.61
                                         ------    -----      ------     ------      ------     ------  ------  ------    -----
    TOTAL FROM INVESTMENT OPERATIONS      (7.53)   (4.25)      (7.69)      0.54       (8.24)      2.91    4.04    2.81     1.65
                                         ------   ------      ------     ------      ------     ------  ------  ------   ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                      --       --          --         --          --         --      --      --    (0.04)
  Net realized capital gain               (0.30)   (0.30)      (0.30)        --       (0.30)     (0.38)  (0.68)     --       --
                                         ------   ------      ------     ------      ------     ------  ------  ------   ------
    TOTAL DISTRIBUTIONS                   (0.30)   (0.30)      (0.30)        --       (0.30)     (0.38)  (0.68)     --    (0.04)
                                         ------   ------      ------     ------      ------     ------  ------  ------   ------
NET ASSET VALUE - END OF PERIOD          $12.48   $12.42      $12.34     $20.33      $11.83     $20.31  $17.78  $14.42   $11.61
                                         ======   ======      ======     ======      ======     ======  ======  ======   ======
TOTAL RETURN                             (37.33)% (25.36)%(b) (38.09)%     2.73%(b)  (40.71)(b)  16.34%  28.16%  24.20%   16.50%(b)

RATIOS/SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD
 (000'S OMITTED)                        $13,888     $112        $550         $5      $4,252     30,275 $25,407  $4,777     $519

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before expense reimbursements
   and waived fees                         2.11%    2.86%(a)    2.86%     28.51%(a)    1.86%(a)   1.70%   1.44%   3.48%   21.30%(a)
  After expense reimbursements
   and waived fees                         2.11%    2.86%(a)    2.86%      0.00%(a)    1.86%(a)   1.48%   1.29%   1.35%    1.35%(a)

RATIO OF NET INVESTMENT INCOME
 (LOSS) TO AVERAGE NET ASSETS:
  Before expense reimbursements
   and waived fees                        (1.58)%  (2.33)%(a)  (2.33)%(a)(28.51)%(a)  (1.33)%(a) (1.17)% (0.73)% (2.10)% (19.47)%(a)
  After expense reimbursements
   and waived fees                        (1.58)%  (2.33)%(a)  (2.33)%(a)  0.00%(a)   (1.33)%(a) (0.95)% (0.58)%  0.03%    0.49%

PORTFOLIO TURNOVER RATE                  127.53%  127.53%     127.53%     82.54%     127.53%     82.54%  78.45%  64.36%   11.49%

(a) Annualized.
(b) Aggregate total return, not annualized.

                                        See notes to the financial statements.

                                                           44

                                                                 QUAKER INVESTMENT TRUST
                                                                  FINANCIAL HIGHLIGHTS
                                                    (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                               AGGRESSIVE GROWTH FUND
                                  --------------------------------------------------------------------------------------------------
                                                                        INSTITUTIONAL
                                  CLASS A      CLASS B       CLASS C        CLASS                    NO LOAD CLASS
                                  -------      -------       ------- -------------------  ------------------------------------------
                                                                                                                         FOR THE
                                               FOR THE        FOR THE       FOR THE                                    PERIOD FROM
                                             PERIOD FROM   PERIOD FROM    PERIOD FROM                                  NOVEMBER 25,
                                           AUGUST 1, 2000 JULY 11, 2000  JULY 20, 2000                                     1996
                                   YEAR    (COMMENCEMENT  (COMMENCEMENT  (COMMENCEMENT    YEAR      YEAR     YEAR     (COMMENCEMENT
                                  ENDED    OF OPERATIONS) OF OPERATIONS) OF OPERATIONS)   ENDED     ENDED    ENDED    OF OPERATIONS)
                                 JUNE 30,   TO JUNE 30,     TO JUNE 30,    TO JUNE 30,   JUNE 30,  JUNE 30, JUNE 30,   TO JUNE 30,
                                  2001          2001          2001          2001           2000      1999     1998         1997
                                 --------  -------------  --------------  --------------   --------  -------- ------  -------------
NET ASSET VALUE, BEGINNING
 OF PERIOD                        $22.64        $22.89        $22.83        $23.16       $14.10    $12.01     $11.16    $10.00
                                  ------        ------        ------        ------       ------    ------     ------    ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)      0.17         (0.06)        (0.01)         0.28         0.24      0.12         --      0.04
  Net realized and unrealized
    gain (loss) on investments     (1.24)        (1.32)        (1.39)        (1.82)        9.88      5.54       2.69      1.23
                                  ------        ------        ------        ------       ------    ------     ------    ------
  TOTAL FROM INVESTMENT
   OPERATIONS                      (1.07)        (1.38)        (1.40)        (1.54)       10.12      5.66       2.69      1.27
                                  ------        ------        ------        ------       ------    ------     ------    ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income            (0.34)        (0.31)        (0.30)        (0.36)       (0.06)    (0.12)        --     (0.04)
  Net realized capital gain        (2.54)        (2.54)        (2.54)        (2.54)       (1.52)    (3.45)     (1.38)    (0.07)
  Distribution in excess of
   net realized gain                  --            --            --            --           --        --      (0.46)       --
                                  ------        ------        ------        ------       ------    ------     ------    ------
     TOTAL DISTRIBUTIONS           (2.88)        (2.85)        (2.84)        (2.90)       (1.58)    (3.57)     (1.84)    (0.11)
                                  ------        ------        ------        ------       ------    ------     ------    ------
NET ASSET VALUE - END OF PERIOD   $18.69        $18.66        $18.59        $18.72       $22.64    $14.10     $12.01    $11.16
                                  ======        ======        ======        ======       ======    ======     ======    ======
TOTAL RETURN                       (5.06%)(b)    (6.33)%(b)    (6.49)%(b)    (6.92)%(b)   73.68%    49.44%     26.57%    12.68%(b)

RATIOS/SUPPLEMENTAL DATA

  NET ASSETS, END OF PERIOD
   (000'S OMITTED)               $64,637        $2,023        $1,469        $4,229      $18,463    $3,865     $1,714    $1,121

  RATIO OF EXPENSES TO AVERAGE
    NET ASSETS:
   Before expense reimbursements
    and waived fees                 2.32%         3.07%(a)      3.07%(a)      2.07%(a)     2.02%     2.84%      8.09%    13.44%(a)

   After expense reimbursements
    and waived fees                 2.32%         3.07%(a)      3.07%(a)      2.07%(a)     1.57%     1.35%      1.35%     1.34%(a)

  RATIO OF NET INVESTMENT INCOME
    (LOSS) TO AVERAGE NET ASSETS:
    Before expense reimbursements
     and waived fees                0.88%         0.13%(a)      0.13%(a)      1.13%(a)     1.40%    (0.45)%    (6.72)%   (9.18)%(a)

    After expense reimbursements
     and waived fees                0.88%         0.13%(a)      0.13%(a)      1.13%(a)     1.84%     1.04%     (0.04)%    0.64%(a)

  PORTFOLIO TURNOVER RATE         641.59%       641.59%       641.59%       641.59%      886.14%  1696.00%    887.13%   778.01%

(a) Annualized.
(b) Aggregate total return, not annualized.

                                          See notes to the financial statements.

                                                           QUAKER INVESTMENT TRUST
                                                             FINANCIAL HIGHLIGHTS
                                                 (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                             MID-CAP VALUE FUND
                                           -----------------------------------------------------------------------------------------
                                                                                INSTITUTIONAL
                                           CLASS A   CLASS B        CLASS C         CLASS                 NO LOAD CLASS
                                           -------   ----------   ---------- -------------------  ----------------------------------
                                                      FOR THE       FOR THE        FOR THE
                                                    PERIOD FROM   PERIOD FROM    PERIOD FROM                              FOR THE
                                                     JANUARY 4,     JULY 31,     NOVEMBER 21,                           PERIOD FROM
                                                       2001           2000         2000                              JANUARY 6, 1998
                                            YEAR  (COMMENCEMENT  (COMMENCEMENT  (COMMENCEMENT       YEAR       YEAR    (COMMENCEMENT
                                           ENDED  OF OPERATIONS) OF OPERATIONS) OF OPERATIONS)     ENDED      ENDED   OF OPERATIONS)
                                          JUNE 30,  TO JUNE 30,    TO JUNE 30,    TO JUNE 30,     JUNE 30,   JUNE 30,    TO JUNE 30,
                                            2001      2001            2001         2001             2000       1999        1998
                                          -------  ------------  -------------  -------------     -------    -------- --------------
NET ASSET VALUE, BEGINNING OF PERIOD       $10.75     $10.41         $10.00        $10.17         $11.00      $10.93    $10.00
                                           ------     ------         ------        ------         ------      ------    ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)              (0.13)     (0.07)         (0.18)        (0.04)         (0.03)         --     (0.02)
  Net realized and unrealized gain
    (loss) on investments                    0.87       1.04           1.57          1.44          (0.22)       0.23      0.95
                                           ------     ------         ------        ------         ------      ------    ------
    TOTAL FROM INVESTMENT OPERATIONS         0.74       0.97           1.39          1.40          (0.25)       0.23      0.93
                                           ------     ------         ------        ------         ------      ------    ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                        --         --             --            --             --          --        --
  Net realized capital gain                 (0.08)        --          (0.08)        (0.08)            --       (0.16)       --
  Distribution in excess of net
   realized gain                               --         --             --            --             --          --        --
                                           ------     ------         ------        ------         ------      ------    ------
    TOTAL DISTRIBUTIONS                     (0.08)        --          (0.08)        (0.08)            --       (0.16)       --
                                           ------     ------         ------        ------         ------      ------    ------
NET ASSET VALUE - END OF PERIOD            $11.41     $11.38         $11.31        $11.49         $10.75      $11.00    $10.93
                                           ======     ======         ======        ======         ======      ======    ======
TOTAL RETURN                                 6.95%      9.32%(b)      12.83%(b)     13.83%(b)      (2.27)%      2.68%     9.30%(b)

RATIOS/SUPPLEMENTAL DATA

  NET ASSETS, END OF PERIOD
   (000'S OMITTED)                         $1,405     $  520         $1,523        $5,485         $8,391     $12,155    $9,033

  RATIO OF EXPENSES TO AVERAGE NET ASSETS:
    Before expense reimbursements
      and waived fees                        2.63%      3.38%(a)       3.38%(a)      2.38%(a)       1.99%       1.63%     1.97%(a)
    After expense reimbursements
      and waived fees                        2.63%      3.38%(a)       3.38%(a)      2.38%(a)       1.43%       1.35%     1.35%(a)

  RATIO OF NET INVESTMENT INCOME (LOSS)
    TO AVERAGE NET ASSETS:
    Before expense reimbursements
      and waived fees                       (1.05)%    (1.80)%(a)     (1.80)%(a)    (0.80)%(a)     (0.78)%     (0.33)%   (0.93)%(a)
    After expense reimbursements
      and waived fees                       (1.05)%    (1.80)%(a)     (1.80)%(a)    (0.80)%(a)     (0.22)%     (0.05)%   (0.31)%(a)

  PORTFOLIO TURNOVER RATE                  195.06%    195.06%        195.06%       195.06%         38.59%      69.59%    13.86%

(a) Annualized.
(b) Aggregate total return, not annualized.

                                          See notes to the financial statements.

                                                            QUAKER INVESTMENT TRUST
                                                              FINANCIAL HIGHLIGHTS
                                                 (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                   SMALL-CAP VALUE FUND
                                 ---------------------------------------------------------------------------------------------------
                                                                      INSTITUTIONAL
                                 CLASS A    CLASS B       CLASS C         CLASS                      NO LOAD CLASS
                                 --------  ---------     --------- ------------------- ---------------------------------------------
                                           FOR THE         FOR THE       FOR THE
                                         PERIOD FROM     PERIOD FROM   PERIOD FROM                                     FOR THE
                                        NOVEMBER 14,        JULY 28,     SEPTEMBER 12,                               PERIOD FROM
                                            2000             2000          2000                                      NOVEMBER 25,
                                  YEAR (COMMENCEMENT OF (COMMENCEMENT  (COMMENCEMENT   YEAR       YEAR       YEAR        1996
                                 ENDED   OPERATIONS) TO  OF OPERATIONS) OF OPERATIONS) ENDED      ENDED      ENDED  (COMMENCEMENT OF
                                JUNE 30,   JUNE 30,       TO JUNE       TO JUNE       JUNE 30,  JUNE 30,   JUNE 30,  OPERATIONS) TO
                                  2001       2001         30, 2001      30, 2001       2000      1999       1998     JUNE 30, 1997
                                -------  -------------  --------------  -------------- ------   --------   --------  ---------------
NET ASSET VALUE,
  BEGINNING OF PERIOD            $12.57     $13.90         $12.46        $14.17        $12.81     $13.47     $11.53     $10.00
                                 ------     ------         ------        ------        ------     ------     ------     ------
INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income (loss)    (0.16)     (0.26)         (0.37)        (0.17)        (0.02)     (0.04)     (0.01)      0.01
  Net realized and unrealized
    gain (loss) on investments     3.83       2.56           3.77          2.28          0.19      (0.40)      2.99       2.02
                                 ------     ------         ------        ------        ------     ------     ------     ------
    TOTAL FROM INVESTMENT
     OPERATIONS                    3.67       2.30           3.40          2.11          0.17      (0.44)      2.98       2.03
                                 ------     ------         ------        ------        ------     ------     ------     ------
DISTRIBUTIONS TO SHAREHOLDERS
 FROM:
  Net investment income              --         --             --            --            --         --         --      (0.01)
  Net realized capital gain       (0.61)     (0.61)         (0.61)        (0.61)        (0.41)     (0.22)     (1.04)     (0.49)
  Distribution in excess of
    net realized gain                --         --             --            --            --         --         --         --
                                 ------     ------         ------        ------        ------     ------     ------     ------
    TOTAL DISTRIBUTIONS           (0.61)     (0.61)         (0.61)        (0.61)        (0.41)     (0.22)     (1.04)     (0.50)
                                 ------     ------         ------        ------        ------     ------     ------     ------
NET ASSET VALUE - END OF PERIOD  $15.63     $15.59         $15.25        $15.67        $12.57     $12.81     $13.47     $11.53
                                 ======     ======         ======        ======        ======     ======     ======     ======
TOTAL RETURN                      29.67%     16.96%(b)      27.74%(b)     15.31%(b)      1.38%     (2.96)%    27.04%     20.35%(b)

RATIOS/SUPPLEMENTAL DATA
 NET ASSETS, END OF PERIOD
  (000'S OMITTED)                $5,522       $104           $273       $19,158       $11,214    $13,020     $3,792     $1,333

RATIO OF EXPENSES TO AVERAGE
  NET ASSETS:
  Before expense reimbursements
   and waived fees                 2.65%      3.48%(a)       3.48%(a)      2.48%(a)      1.58%      1.78%      4.20%     10.50%(a)
  After expense reimbursements
   and waived fees                 2.65%      3.48%(a)       3.48%(a)      2.48%(a)      1.35%      1.35%      1.35%      1.31%(a)

RATIO OF NET INVESTMENT INCOME
  (LOSS) TO AVERAGE NET ASSETS:
  Before expense reimbursements
   and waived fees                (1.46)%    (2.29)%(a)      2.29)%(a)    (1.29)%(a)    (0.37)%    (0.82)%    (3.03)%    (8.96)%(a)
  After expense reimbursements
   and waived fees                (1.46)%    (2.29)%(a)     (2.29)%(a)    (1.29)%(a)    (0.14)%    (0.40)%    (0.18)%     0.22%(a)

PORTFOLIO TURNOVER RATE          124.37%    124.37%        124.37%       124.37%       138.59%    113.99%    129.58%     90.63%

(a) Annualized.
(b) Aggregate total return, not annualized.

                                                             See notes to the financial statements.

                                                                             47

                                                       QUAKER INVESTMENT TRUST
                                                         FINANCIAL HIGHLIGHTS
                                              (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                         SMALL-CAP GROWTH FUND
                                                                         ----------------------------------------------------
                                                                            CLASS A            CLASS B        INSTITUTIONAL CLASS
                                                                         -------------       -----------     --------------------
                                                                            FOR THE            FOR THE              FOR THE
                                                                          PERIOD FROM        PERIOD FROM           PERIOD FROM
                                                                         JUNE 14, 2001      MARCH 15, 2001     SEPTEMBER 18, 2000
                                                                         (COMMENCEMENT      (COMMENCEMENT       (COMMENCEMENT OF
                                                                        OF OPERATIONS) TO   OF OPERATIONS) TO     OPERATIONS) TO
                                                                         JUNE 30, 2001       JUNE 30, 2001         JUNE 30, 2001
                                                                        -----------------   -----------------   -----------------
NET ASSET VALUE, BEGINNING OF PERIOD                                         $8.71               $7.96              $10.00
                                                                             -----               -----              ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                               (0.01)              (0.06)              (0.11)
  Net realized and unrealized gain (loss) on investments                      0.19                1.00               (0.96)
                                                                             -----               -----              ------
    TOTAL FROM INVESTMENT OPERATIONS                                          0.18                0.94               (1.07)
                                                                             -----               -----              ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                         --                  --                  --
  Net realized capital gain                                                     --                  --                  --
                                                                             -----               -----              ------
    TOTAL DISTRIBUTIONS                                                         --                  --                  --
                                                                             -----               -----              ------
NET ASSET VALUE - END OF PERIOD                                              $8.89               $8.90              $ 8.93
                                                                            ======               =====              ======

TOTAL RETURN                                                                  2.07%(b)           11.81%(b)          (10.70)%(b)

RATIOS/SUPPLEMENTAL DATA

  NET ASSETS, END OF PERIOD (000'S OMITTED)                                    $31                 $27              $3,978

  RATIO OF EXPENSES TO AVERAGE NET ASSETS:
    Before expense reimbursements and waived fees                             2.86%(a)            3.61%(a)            2.61%(a)
    After expense reimbursements and waived fees                              2.26%(a)            3.01%(a)            2.01%(a)

  RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
    Before expense reimbursements and waived fees                            (2.49)%(a)          (3.24)%(a)          (2.24)%(a)
    After expense reimbursements and waived fees                             (1.89)%(a)          (2.64)%(a)          (1.64)%(a)

  PORTFOLIO TURNOVER RATE                                                   151.73%             151.73%             151.73%

(a) Annualized.
(b) Aggregate total return, not annualized.

                                                    See notes to the financial statements.

                                                                     48


                                                        QUAKER INVESTMENT TRUST
                                                          FINANCIAL HIGHLIGHTS
                                             (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                    FIXED INCOME FUND
                              ------------------------------------------------------------------------------------------------------
                              CLASS A    CLASS B        CLASS C        CLASS I                         NO LOAD CLASS
                              -------    -------        -------        -------  --- ------------------------------------------------
                                        FOR THE         FOR THE        FOR THE                                           FOR THE
                                      PERIOD FROM     PERIOD FROM    PERIOD FROM                                      PERIOD FROM
                                     APRIL 5, 2001  JANUARY 12, 2001  APRIL 16, 2001                               NOVEMBER 25, 1996
                                YEAR (COMMENCEMENT  (COMMENCEMENT   (COMMENCEMENT      YEAR      YEAR      YEAR     (COMMENCEMENT
                               ENDED OF OPERATIONS) OF OPERATIONS)   OF OPERATIONS)   ENDED      ENDED,    ENDED     OF OPERATIONS)
                              JUNE 30, TO JUNE 30,    TO JUNE 30,     TO JUNE 30,     JUNE 30,  JUNE 30,  JUNE 30,    TO JUNE 30,
                                2001     2001            2001            2001          2000       1999      1998           1997
                              ------- ------------  ---------------- ---------------  --------  --------  --------  ----------------
NET ASSET VALUE,
 BEGINNING OF PERIOD          $ 9.80      $10.33         $10.14         $10.25        $10.13      $10.41     $ 9.89      $10.00
                              ------      ------         ------         ------        ------      ------     ------      ------
INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment
   income (loss)                0.55        0.09           0.20           0.11          0.53        0.48       0.47        0.26
  Net realized and unrealized
   gain (loss) on investments   0.26       (0.25)         (0.05)         (0.16)        (0.33)      (0.27)      0.50       (0.11)
                              ------      ------         ------          -----         -----       -----      -----      ------

    TOTAL FROM INVESTMENT
     OPERATIONS                 0.81       (0.16)          0.15          (0.05)         0.20        0.21       0.97        0.15
                              ------      ------         ------          -----         -----       -----      -----      ------
DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
  Net investment income        (0.55)      (0.11)         (0.23)         (0.14)        (0.53)      (0.48)     (0.45)      (0.26)
  Net realized capital gain       --          --             --             --            --       (0.01)        --          --
                              ------      ------         ------          -----         -----       -----      -----      ------
    TOTAL DISTRIBUTIONS        (0.55)      (0.11)         (0.23)         (0.14)        (0.53)      (0.49)     (0.45)      (0.26)
                              ------      ------         ------          -----         -----       -----      -----      ------
NET ASSET VALUE -
  END OF PERIOD               $10.06      $10.06         $10.06         $10.06        $ 9.80      $10.13     $10.41      $ 9.89
                              ======      ======         ======         ======        ======      ======     ======      ======

TOTAL RETURN                    8.37%      (1.55)%(b)      1.46%(b)      (0.52)%(b)     2.13%       1.84%      9.97%       1.57%(b)

RATIOS/SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD
 (000'S OMITTED)              $7,991          $1            $32            $34        $8,284      $7,675     $5,682        $576

RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Before expense reimburse-
  ments and waived fees         2.08%       2.90%(a)       2.90%(a)       1.90%(a)      1.57%       1.41%      2.53%      16.56%(a)
  After expense reimbursements
   and waived fees              2.08%       2.90%(a)       2.90%(a)       1.90%(a)      0.98%       0.90%      0.90%       0.90%(a)

RATIO OF NET INVESTMENT
  INCOME (LOSS) TO AVERAGE
  NET ASSETS:
  Before expense reimbursements
   and waived fees              5.43%       4.61%          4.61%          5.61%         4.92%       4.03%      2.96%     (10.87)%(a)
  After expense reimbursements
   and waived fees              5.43%       4.61%          4.61%          5.61%         5.51%       4.54%      4.59%       4.79%(a)

PORTFOLIO TURNOVER RATE       180.47%     180.47%        180.47%        180.47%       282.71%     276.94%     81.55%          0%

(a) Annualized.
(b) Aggregate total return, not annualized.

                                                  See notes to the financial statements.


                                                    QUAKER INVESTMENT TRUST
                                                      FINANCIAL HIGHLIGHTS
                                        (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                      HIGH YIELD FUND
                                                       -----------------------------------------------------------------------------
                                                              CLASS A           CLASS B            CLASS C      INSTITUTIONAL CLASS
                                                       -------------------  ----------------  ----------------- -------------------
                                                              FOR THE           FOR THE            FOR THE            FOR THE
                                                            PERIOD FROM       PERIOD FROM        PERIOD FROM        PERIOD FROM
                                                        SEPTEMBER 5, 2000   OCTOBER 17, 2000     MAY 30, 2001       JULY 6, 2000
                                                          (COMMENCEMENT      (COMMENCEMENT      (COMMENCEMENT       (COMMENCEMENT
                                                        OF OPERATIONS) TO   OF OPERATIONS) TO OF OPERATIONS) TO   OF OPERATIONS) TO
                                                          JUNE 30, 2001       JUNE 30, 2001     JUNE 30, 2001       JUNE 30, 2001
                                                       -------------------  ----------------  ----------------- -------------------

NET ASSET VALUE, BEGINNING OF PERIOD                          $9.68              $9.34            $9.65              $10.00
                                                              -----              -----            -----              ------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                                0.92               0.65             0.06                0.98
   Net realized and unrealized gain (loss)
     on investments                                           (0.35)              0.15            (0.11)              (0.57)%
                                                              -----               ----            -----               -----
      TOTAL FROM INVESTMENT OPERATIONS                         0.57               0.80            (0.05)               0.41
                                                              -----               ----            -----               -----
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                      (0.79)             (0.69)           (0.16)              (0.95)
   Net realized capital gain                                     --                 --               --                  --
   Distribution in excess of net realized gain                   --                 --               --                  --
                                                              -----               ----            -----               -----
      TOTAL DISTRIBUTIONS                                     (0.79)             (0.69)           (0.16)              (0.95)
                                                              -----               ----            -----
NET ASSET VALUE - END OF PERIOD                               $9.46              $9.45            $9.44               $9.46
                                                              =====              =====            =====               =====
TOTAL RETURN                                                   6.29%(b)           8.92%(b)        (0.50)%(b)           4.61%(b)

RATIOS/SUPPLEMENTAL DATA

   NET ASSETS, END OF PERIOD (000'S OMITTED)                   $212               $122              $30              $9,112

   RATIO OF EXPENSES TO AVERAGE NET ASSETS:
      Before expense reimbursements and waived fees            2.35%(a)           3.10%(a)         3.10%(a)            2.10%(a)
      After expense reimbursements and waived fees             2.35%(a)           3.10%(a)         3.10%(a)            2.10%(a)

   RATIO OF NET INVESTMENT INCOME (LOSS)
     TO AVERAGE NET ASSETS:
      Before expense reimbursements and waived fees           10.23%(a)           9.48%(a)         9.48%(a)           10.48%(a)
      After expense reimbursements and waived fees            10.23%(a)           9.48%(a)         9.48%(a)           10.48%(a)

   PORTFOLIO TURNOVER RATE                                   622.75%            622.75%          622.75              622.75%


(a) Annualized
(b) Aggregate total return, not annualized.



                     See notes to the financial statements.

                            QUAKER INVESTMENT TRUST
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                  Government Money Market Fund
                                                  ----------------------------
                                                      Institutional Class
                                                      -------------------
                                                             For the
                                                           period from
                                                          July 5, 2000
                                                         (commencement
                                                       of operations) to
                                                         June 30, 2001
                                                       ------------------

NET ASSET VALUE, BEGINNING OF PERIOD                        $1.00
                                                            -----
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                              0.06
   Net realized and unrealized gain on investments             --
                                                            -----
      TOTAL FROM INVESTMENT OPERATIONS                       0.06
                                                            -----
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                    (0.06)
   Net realized capital gain                                   --
   Distribution in excess of net realized gain                 --
                                                            -----
      TOTAL DISTRIBUTIONS                                   (0.06)
                                                            -----
NET ASSET VALUE - END OF PERIOD                             $1.00
                                                            =====

TOTAL RETURN                                                 5.76%(b)

RATIOS/SUPPLEMENTAL DATA

   NET ASSETS, END OF PERIOD (000'S OMITTED)                 $673

   RATIO OF EXPENSES TO AVERAGE NET ASSETS:
      Before expense reimbursements and waived fees         12.10%(a)
      After expense reimbursements and waived fees           0.00%(a)

   RATIO OF NET INVESTMENT INCOME (LOSS) TO
     AVERAGE NET ASSETS:
      Before expense reimbursements and waived fees         (7.88)%(a)
      After expense reimbursements and waived fees           4.33%(a)

   PORTFOLIO TURNOVER RATE                                    N/A

(a) Annualized.
(b) Aggregate total return, not annualized.


                     See notes to the financial statements.

                            QUAKER INVESTMENT TRUST
                       NOTES TO THE FINANCIAL STATEMENTS
                                 JUNE 30, 2001
--------------------------------------------------------------------------------

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The Quaker Investment Trust (the "TRUST"), a diversified, open-end management investment company, was organized as a Massachusetts Business Trust on October 24, 1990, and is registered under the Investment Company Act of 1940, as amended. The Trust's Agreement and Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest. The Trust has established nine series: the Quaker Core Equity Fund, the Quaker Aggressive Growth Fund, the Quaker Large-Cap Value Fund, the Quaker Small-Cap Value Fund, the Quaker Mid-Cap Value Fund, the Quaker Fixed Income Fund, the Quaker High Yield Fund, the Quaker Small-Cap Growth Fund and the Quaker Government Money Market Fund (each a "Fund" and collectively, the "FUNDS"). The Investment objectives of each Fund are set forth below.

     The Quaker Core Equity Fund ("CORE EQUITY"), the Quaker Aggressive Growth Fund ("AGGRESSIVE GROWTH"), the Quaker Large-Cap Value Fund ("LARGE-CAP VALUE") and the Quaker Small-Cap Value Fund ("SMALL-CAP VALUE") all commenced operations on November 25, 1996. The Quaker Mid-Cap Value Fund ("MID-CAP VALUE") commenced operations on January 6, 1998. The Quaker Small-Cap Growth Fund (the "SMALL-CAP GROWTH") commenced operations on September 18, 2000. The investment objective of these Funds is to provide shareholders with long-term capital growth by investing primarily in equity securities of domestic U.S. companies.

     The shares of Quaker Large-Cap Value Fund are not currently offered for sale. It is anticipated the Fund will cease operations, wind its affairs and distribute its net assets to the remaining shareholders.

     The Quaker Fixed Income Fund ("FIXED INCOME") commenced operations on November 25, 1996. The investment objective of this Fund is to generate current income, preserve capital and maximize total returns through active management of investment grade fixed income securities.

     The Quaker High Yield Fund ("HIGH YIELD") commenced operations on July 6, 2000. The investment objective of this fund is to generate current income and maximize total returns through active management of non-investment grade fixed income securities.

     The Quaker Government Money Market Fund ("MONEY MARKET") commenced operations on July 5, 2000. The investment objective of this fund is to maximize current income while preserving capital and maintaining liquidity.

     Prior to June 23, 2000, each existing Fund of the Trust offered only No-Load shares. As of June 23, 2000, the shareholders of all Funds except the Small-Cap Value and Fixed Income Funds approved the conversion of all existing No-Load shares to Class A shares. On August 7, 2000 and October 10, 2000, respectively, the Small-Cap Value and Fixed Income Funds' shareholders also approved the conversion of their No-Load shares to Class A shares. As a result of the conversion, each Fund currently offers four classes of shares; Class A shares with a front-end sales charge, Class B shares with an additional distribution and servicing fee and contingent deferred sales charge ("CDSC") that declines to zero over a period of years, Class C shares with an additional distribution and servicing fee and a CDSC of 1% for a period of thirteen months, and Institutional Class shares, with no front-end sales charges or CDSC's, but higher minimum investment limitations.

     A. SECURITY VALUATION. Each Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m. (3:00 p.m. for securities of the Fixed Income Fund), New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates fair market value.

     B. FEDERAL INCOME TAXES. No provision has been made for federal income taxes or personal holding company taxes since it is the policy of each Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and personal holding companies and to make sufficient distributions of taxable income to relieve it from substantially all federal income taxes.

     Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily due to investments which have a different basis for financial statement and income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by each Fund.

                            QUAKER INVESTMENT TRUST
                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                                 JUNE 30, 2001
--------------------------------------------------------------------------------

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION -- (CONTINUED)

     C. INVESTMENT TRANSACTIONS. Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Discounts and premiums on debt securities are amortized to income over their respective lives. Dividend income is recorded on the ex-dividend date, or as soon as information is available to the Fund.

     The Aggressive Growth Fund makes short sales of investments, which are transactions in which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The proceeds of short sales are retained by the broker to the extent necessary to meet margin requirements, until the short position is closed out. At June 30, 2001 the Fund had $23,579,388 on deposit with a broker to cover its obligations for securities sold short.

     D. FOREIGN CURRENCY TRANSLATION. Securities and other assets and liabilities denominated in foreign currencies are converted each business day into U.S. dollars based on the prevailing rates of exchange. Purchases and sales of portfolio securities and income and expenses are converted into U.S. dollars on the respective dates of such transactions.

     Gains and losses resulting from changes in exchange rates applicable to foreign securities are not reported separately from gains and losses arising from movements in securities prices.

     Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of net investment income accrued on foreign securities and the U.S. dollar amount actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the value of assets and liabilities other than portfolio securities, resulting from changes in exchange rates.

     E. MULTIPLE CLASS ALLOCATIONS. Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

     F. DISTRIBUTIONS TO SHAREHOLDERS. Except for the Fixed Income Fund, the High Yield Fund and the Money Market Fund, which declare dividends monthly, each Fund generally declares dividends annually, payable in December, on a date selected by the Trust's Board of Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. Each Fund may make a supplemental distribution subsequent to the end of its fiscal year ending June 30.

     G. USE OF ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.


NOTE 2 -- INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Quaker Management Corp. ("QMC") serves as Investment Advisor to each Fund (the "Advisor"). Pursuant to separate investment sub-advisory agreements QMC has selected the following persons to serve as sub-advisors who are responsible for providing each Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishing advice and recommendations with respect to investments, investment policies and the purchase and sale of securities, Geewax, Terker & Co., Inc. for the Core Equity Fund and Small-Cap Growth Fund, Quaker Financial Advisors, Inc. for the Aggressive Growth Fund, Aronson + Partners for the Small-Cap Value Fund, Schneider Capital Management, Inc. for the Mid-Cap Value Fund,and ALM Advisors, Inc. for the Fixed Income Fund, the High Yield Fund and the Government Money Market Fund. Schneider Capital Management became investment advisor for the Mid-Cap Value Fund pursuant to an Investment Advisory Agreement dated December 15, 2000 following the resignation of Compu-Val Investments, Inc.

     As compensation for its services, the Advisor receives a fee, computed daily and paid monthly, based on an annual rate of .80%, 1.05%, .80%, .80%,
 .75%, .80% and .55% for the Core Equity, Aggressive Growth, Mid-Cap Value, Small-Cap Growth, Fixed Income, High Yield and Money Market Funds, respectively. The sub-advisor receives a performance-based fee from the Small-Cap Value Fund. The fee is based on the Fund's performance as measured against the Russell 2000 Index. The base fee is 0.95%. It can

                            QUAKER INVESTMENT TRUST
                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                                 JUNE 30, 2001
--------------------------------------------------------------------------------

NOTE 2 -- INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS -- (CONTINUED)

reach as high as 1.55% and can be reduced as low as 0.35% of the average daily net assets. For the year ended June 30, 2001 this performance-based fee amounted to 1.34% of the Fund's average daily net assets. The sub-advisors are paid fees by QMC.

     For the year ended June 30, 2001, the Advisor waived its fees for the Government Money Market Fund.

     Effective July 1, 2001 CITCO-Quaker Fund Services, Inc. (the "ADMINISTRATOR") (the "TRANSFER AGENT") replaced The Declaration Service Company as the Administrator and Transfer Agent for the Trust. The Administrator provides administrative services to and is generally responsible for the overall management and day-to-day operations of each Fund pursuant to an accounting and administrative agreement with the Trust. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. As compensation for its services, the Administrator receives a fee at the annual rate of 0.40% of the aggregate of the TRUST'S first $100 million of average daily net assets, 0.30% of the next $100 million of average daily net assets, 0.25% of the next $100 million of average daily net assets, 0.20% of the next $200 million and 0.15% of the net assets in excess of $500 million.

     Effective March 31, 2001, Quaker Securities, Inc. (the "DISTRIBUTOR") replaced Declaration Distributors, Inc. as distributor for the Trust.

     The Trust has adopted distribution and shareholder servicing plans pursuant to Rule 12b-1 of the Investment Company Act of 1940 for each class for each Fund with the exception of Class I. The Class A Plan provides that each Fund may pay a servicing or Rule 12b-1 fee at an annual rate of 0.25% of the Funds average net assets on a monthly basis to persons or institutions for performing certain servicing functions for the Funds shareholders. The Plan also allows the Fund to pay or reimburse expenditures in connection with sales and promotional services related to distribution of the Funds shares, including personal services provided to prospective and existing shareholders. The Class B and C Plans provides that each Fund may pay a servicing or Rule 12b-1 fee at an amount rate of 0.25% on a monthly basis and provides that each Fund may compensate Quaker Funds, Inc. (the "SPONSOR") and others for services provided and expenses incurred in the distribution of shares at an annual rate of 0.75% on a monthly basis.

     The Sponsor has informed the Trust that for the year ended June 30, 2001 it received contingent deferred sales charges from certain redemptions of the Funds' Class B shares and Class C shares of $1,908 and $2,927, respectively and received $1,003 in front-end sales charges from sales of the Funds' Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

     For the year ended June 30, 2001 Aggressive Growth, Mid-Cap Value and Small-Cap Growth Funds incurred $505,156, $56 and $11,955, respectively in brokerage commissions with the Distributor, an affiliate of the Sponsor and Advisor, for portfolio transactions executed on behalf of the Funds.

     Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.


NOTE 3 -- SERVICE FEES

     The Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "ACT"), adopted a Shareholder Servicing Agreement (the "AGREEMENT"). Pursuant to this Agreement, the Sponsor will provide oversight with respect to each Fund's investment advisor, arrange for payment of investment advisory and administrative fees, coordinate payments under each Fund's Distribution Plan, develop communications with existing Fund shareholders, assist in responding to shareholder inquiries, and will provide other shareholder services. As compensation for these services, Quaker Funds, Inc. receives a fee at the annual rate of 0.25% of each Fund's average daily net assets. The Sponsor may voluntarily waive all or a portion of its fee and reimburse expenses on a fund-by-fund basis to limit total Fund operating expenses. There can be no assurance that the voluntary fee waivers or reimbursements will continue. For the period ended June 30, 2001, the Sponsor reimbursed $12,662 of expenses for Small-Cap Growth and waived all of its fees and reimbursed all other expenses for Money Market.


NOTE 4 -- DEFERRED ORGANIZATION EXPENSES

     Expenses totaling $33,324 incurred in connection with the Fund's initial organization and the registration of its shares, which were originally paid by the Fund's Sponsor, have been assumed by each Fund except the Mid-Cap Value Fund. The Mid-Cap Value Fund incurred $10,000 in connection with its organization and registration of shares and has assumed that amount.

                            QUAKER INVESTMENT TRUST
                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                                 JUNE 30, 2001
--------------------------------------------------------------------------------

NOTE 4 -- DEFERRED ORGANIZATION EXPENSES -- (CONTINUED)

     The organization expenses are being amortized using the straight-line method over a period of sixty months. Investors purchasing shares of the Fund bear such expenses only as they are amortized against the Fund's investment income.

     Additional organization costs incurred in connection with the registration of the shares of the Small-Cap Growth, High Yield and Goverment Money Market Funds have been borne by the Sponsor.


NOTE 5 -- PURCHASES AND SALES OF INVESTMENTS

     During the period ended June 30, 2001, purchases and sales of investment securities (excluding short-term investments and U.S. government securities) aggregated as follows:

                                             PURCHASES        SALE
                                            -----------   -----------
             Core Equity Fund ...........   $29,888,318   $30,590,116
             Aggressive Growth Fund......    58,260,026    44,133,554
             Mid-Cap Value Fund .........    13,301,635    13,078,650
             Small-Cap Value Fund .......    30,977,799    21,969,013
             Fixed Income Fund ..........     6,101,113     7,345,456
             Small-Cap Growth Fund.......     8,333,013     4,156,854
             High Yield Fund ............    12,993,007     4,225,914

     During the period ended June 30, 2001, purchases and sales of U.S. government securities aggregated as follows:

                                             PURCHASES        SALE
                                            -----------   -----------
             Aggressive Growth Fund......   $40,572,561   $38,583,406
             Fixed Income Fund ..........     7,502,311     6,662,256
             High Yield Fund ............    27,767,565    27,745,299
             Government Money Market.....     2,212,801     2,391,351


NOTE 6 -- TAX MATTERS

     At June 30, 2001 the Core Equity Fund had a capital loss carryforward for Federal income tax purposes of $283,117 which expires in 2009. This Fund also had realized additional capital losses of $3,759,896 for financial reporting purposes which have been deferred for Federal income tax purposes. For Federal income tax purposes, cost of investments was $18,413,403 and gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation was $1,628,361, $1,219,370 and $408,991, respectively.

     At June 30, 2001 the Aggressive Growth Fund had a capital loss carryforward for Federal income tax purposes of $415,845 which expires in 2009. This Fund also had realized additional capital losses of $1,666,635 for financial reporting purposes which have been deferred for Federal income tax purposes. For Federal income tax purposes, cost of investments was $60,025,841 and gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation was $1,490,239, $1,407,379 and $82,860, respectively.

     At June 30, 2001, for the Mid-Cap Value Fund for Federal income tax purposes, cost of investments was $8,265,147 and gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation was $994,631, $458,928 and $535,703, respectively.

     At June 30, 2001, for the Small-Cap Value Fund for Federal income tax purposes, cost of investments was $21,555,259 and gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation was $4,723,344, $1,200,913 and $3,522,431, respectively.

     At June 30, 2001 the Small Cap Growth Fund had a capital loss carryforward for Federal income tax purposes of $17 which expires in 2009. This Fund also had realized additional capital losses of $386,850 for financial reporting purposes which have been deferred for Federal income tax purposes. For Federal income tax purposes, cost of investments was $3,808,918 and gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation was $563,955, $327,934 and $236,021, respectively.

                            QUAKER INVESTMENT TRUST
                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                                 JUNE 30, 2001
--------------------------------------------------------------------------------

NOTE 6 -- TAX MATTERS -- (CONTINUED)

     At June 30, 2001 the Fixed Income Fund had capital loss carryforwards for Federal income tax purposes of $445,327 of which $443,329 expires in 2008 and $1,998 expires in 2009. For Federal income tax purposes, cost of investments was $8,122,542 and gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation was $276,229, $38,952 and $237,277, respectively.

     At June 30, 2001 the High Yield Fund had a capital loss carryforward for Federal income tax purposes of $66,161 which expires in 2009. This Fund also had realized additional capital losses of $229,353 for financial reporting purposes which have been deferred for Federal income tax purposes. For Federal income tax purposes, cost of investments was $9,725,694 and gross unrealized appreciation, gross unrealized depreciation and net unrealized depreciation was $340,436, $365,503 and $25,067, respectively.

     At June 30, 2001, for the Government Money Market Fund for Federal income tax purposes, cost of investments was $670,958 and gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation was $0, $0 and $0, respectively.


NOTE 7 -- FUND SHARE TRANSACTIONS

     At June 30, 2001, there were an unlimited number of shares of beneficial interest with a $0.01 par value, authorized. The following table summarizes the activity in shares of each Fund:


CORE EQUITY FUND -- CLASS A

                                                                             FOR THE YEAR                 FOR THE YEAR
                                                                                ENDED                        ENDED
                                                                             JUNE 30, 2001                JUNE 30, 2000
                                                                     --------------------------    ---------------------------
                                                                       SHARES         AMOUNT         SHARES          AMOUNT
                                                                       ------         ------         ------          ------
Shares sold .....................................................     1,517,760   $ 23,197,773       366,379      $ 7,387,857
Shares issued to shareholders in reinvestment of distributions...        21,987        327,396        26,200          540,951
Shares redeemed .................................................    (1,917,604)   (31,290,845)     (330,684)      (6,562,958)
                                                                     ----------   ------------     ---------       ----------
Net increase ....................................................      (377,857)  $ (7,765,676)       61,895      $ 1,365,850
                                                                                  ============                    ===========
Shares outstanding:
   Beginning of period ..........................................     1,490,540                    1,428,645
                                                                     ----------                    ---------
   End of period ................................................     1,112,683                    1,490,540
                                                                     ==========                    =========


CORE EQUITY FUND -- CLASS B
                                                                             FOR THE YEAR
                                                                                ENDED
                                                                             JUNE 30, 2001
                                                                     --------------------------
                                                                       SHARES         AMOUNT
                                                                       ------         ------
Shares sold......................................................         9,029   $   117,566
Shares issued to shareholders in reinvestment of distributions...             2            37
Shares redeemed..................................................            --            --
                                                                     ----------   -----------
Net increase.....................................................         9,031   $   117,603
                                                                                  ===========
Shares outstanding:
   Beginning of period...........................................            --
                                                                     ----------
   End of period.................................................         9,031
                                                                     ==========

                            QUAKER INVESTMENT TRUST
                NOTES TO THE FINANCIAL STATEMENTS-- (CONTINUED)
                                 JUNE 30, 2001
--------------------------------------------------------------------------------

NOTE 7 -- FUND SHARE TRANSACTIONS -- (CONTINUED)


CORE EQUITY FUND -- CLASS C

                                                                             FOR THE YEAR                 FOR THE YEAR
                                                                                ENDED                        ENDED
                                                                             JUNE 30, 2001                JUNE 30, 2000
                                                                     --------------------------    ---------------------------
                                                                       SHARES         AMOUNT         SHARES          AMOUNT
                                                                       ------         ------         ------          ------
Shares sold......................................................        44,475   $    756,267           253      $     5,000
                                                                                                   =========      ===========
Shares issued to shareholders in reinvestment of distributions...           555          8,205
Shares redeemed..................................................          (728)        (9,121)
                                                                     ----------   ------------
Net increase.....................................................        44,302   $    755,351
                                                                                  ============

Shares outstanding:
   Beginning of period...........................................           253
                                                                     ----------
   End of period.................................................        44,555
                                                                     ==========


CORE EQUITY FUND -- CLASS I
                                                                             FOR THE YEAR
                                                                                ENDED
                                                                             JUNE 30, 2001
                                                                     --------------------------
                                                                       SHARES         AMOUNT
                                                                       ------         ------
Shares sold......................................................       433,123   $  8,161,470
Shares issued to shareholders in reinvestment of distributions...         7,348        103,600
Shares redeemed..................................................       (81,163)    (1,319,578)
                                                                     ----------   ------------
Net increase.....................................................       359,308   $  6,945,492
                                                                                  ============
Shares outstanding:
   Beginning of period...........................................            --
                                                                     ----------
   End of period.................................................       359,308
                                                                     ==========



AGGRESSIVE GROWTH FUND -- CLASS A
                                                                             FOR THE YEAR                 FOR THE YEAR
                                                                                ENDED                        ENDED
                                                                             JUNE 30, 2001                JUNE 30, 2000
                                                                     --------------------------    ---------------------------
                                                                       SHARES         AMOUNT         SHARES          AMOUNT
                                                                       ------         ------         ------          ------

Shares sold......................................................     3,429,391   $ 67,280,686       647,690      $13,419,016
Shares issued to shareholders in reinvestment of distributions...       145,812      2,793,758        31,314          604,352
Shares redeemed..................................................      (932,948)   (19,348,173)     (137,378)      (2,700,794)
                                                                     ----------   ------------     ---------      -----------
Net increase.....................................................     2,642,255   $ 50,726,271       541,626      $11,322,574
                                                                                  ============                    ===========

Shares outstanding:
   Beginning of period...........................................       815,695                      274,069
                                                                     ----------                    ---------
   End of period.................................................     3,457,950                      815,695
                                                                     ==========                    =========

                            QUAKER INVESTMENT TRUST
                NOTES TO THE FINANCIAL STATEMENTS -- (Continued)
                                 JUNE 30, 2001
--------------------------------------------------------------------------------

NOTE 7 -- FUND SHARE TRANSACTIONS -- (CONTINUED)



AGGRESSIVE GROWTH FUND -- CLASS B
                                                                             FOR THE YEAR
                                                                                ENDED
                                                                             JUNE 30, 2001
                                                                     --------------------------
                                                                       SHARES         AMOUNT
                                                                       ------         ------
Shares sold......................................................       108,604   $  2,128,390
Shares issued to shareholders in reinvestment of distributions...         2,010         38,458
Shares redeemed..................................................        (2,174)       (41,919)
                                                                     ----------   ------------
Net increase.....................................................       108,440   $  2,124,929
                                                                                  ============

Shares outstanding:
   Beginning of period...........................................             0
                                                                     ----------
   End of period.................................................       108,440
                                                                     ==========


AGGRESSIVE GROWTH FUND -- CLASS C
                                                                             FOR THE YEAR
                                                                                ENDED
                                                                             JUNE 30, 2001
                                                                     --------------------------
                                                                       SHARES         AMOUNT
                                                                       ------         ------
Shares sold......................................................        79,070   $  1,600,388
Shares issued to shareholders in reinvestment of distributions...         3,799         72,699
Shares redeemed..................................................        (3,870)       (73,487)
                                                                     ----------   ------------
Net increase.....................................................        78,999   $  1,599,600
                                                                                  ============
Shares outstanding:
   Beginning of period...........................................             0
                                                                     ----------
   End of period.................................................        78,999
                                                                     ==========


AGGRESSIVE GROWTH FUND -- CLASS I

                                                                             FOR THE YEAR
                                                                                ENDED
                                                                             JUNE 30, 2001
                                                                     --------------------------
                                                                       SHARES         AMOUNT
                                                                       ------         ------
Shares sold......................................................       272,301   $  6,270,839
Shares issued to shareholders in reinvestment of distributions...        35,076        671,700
Shares redeemed..................................................       (81,439)    (1,585,938)
                                                                     ----------   ------------
Net increase.....................................................       225,938   $  5,356,601
                                                                                  ============
Shares outstanding:
   Beginning of period...........................................             0
                                                                     ----------
   End of period.................................................       225,938
                                                                     ==========


                            QUAKER INVESTMENT TRUST
                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                                 JUNE 30, 2001
--------------------------------------------------------------------------------

NOTE 7 -- FUND SHARE TRANSACTIONS-- (Continued)


MID-CAP VALUE FUND -- CLASS A
                                                                             FOR THE YEAR                 FOR THE YEAR
                                                                                ENDED                        ENDED
                                                                             JUNE 30, 2001                JUNE 30, 2000
                                                                     --------------------------    ---------------------------
                                                                       SHARES         AMOUNT         SHARES          AMOUNT
                                                                       ------         ------         ------          ------
Shares sold......................................................       169,190   $  1,805,551       376,096      $ 3,923,036
Shares issued to shareholders in reinvestment of distributions...           673          7,145             0                0

Shares redeemed..................................................      (826,999)    (8,524,769)     (700,762)      (7,228,425)
                                                                     ----------   ------------     ---------      -----------
Net increase/(decrease)..........................................      (657,136)  $ (6,712,073)     (324,666)     $(3,305,389
                                                                                  ============                    ===========
Shares outstanding:
   Beginning of period...........................................       780,277                    1,104,943
                                                                     ----------                    ---------
   End of period.................................................       123,141                      780,277
                                                                     ==========                    =========




MID-CAP VALUE FUND -- CLASS B
                                                                             FOR THE YEAR
                                                                                ENDED
                                                                             JUNE 30, 2001
                                                                     --------------------------
                                                                       SHARES         AMOUNT
                                                                       ------         ------
Shares sold......................................................        45,697   $    503,942
Shares issued to shareholders in reinvestment of distributions...             0              0
Shares redeemed..................................................             0              0
                                                                     ----------   ------------
Net increase.....................................................        45,697   $    503,942
                                                                                  ============
Shares outstanding:
   Beginning of period...........................................             0
                                                                     ----------
   End of period.................................................        45,697
                                                                     ==========


MID-CAP VALUE FUND -- CLASS C
                                                                             FOR THE YEAR
                                                                                ENDED
                                                                             JUNE 30, 2001
                                                                     --------------------------
                                                                       SHARES         AMOUNT
                                                                       ------         ------
Shares sold......................................................       138,297   $  1,473,896
Shares issued to shareholders in reinvestment of distributions...           272          2,872
Shares redeemed..................................................        (3,826)       (41,439)
                                                                     ----------   ------------
Net increase.....................................................       134,743   $  1,435,329
                                                                                  ============
Shares outstanding:
   Beginning of period...........................................             0
                                                                     ----------
   End of period ................................................       134,743
                                                                     ==========

                            QUAKER INVESTMENT TRUST
                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                                 JUNE 30, 2001
--------------------------------------------------------------------------------

NOTE 7 -- FUND SHARE TRANSACTIONS -- (CONTINUED)


MID-CAP VALUE FUND -- CLASS I
                                                                             FOR THE YEAR
                                                                                ENDED
                                                                             JUNE 30, 2001
                                                                     --------------------------
                                                                       SHARES         AMOUNT
                                                                       ------         ------
Shares sold......................................................       493,427   $  5,135,764
Shares issued to shareholders in reinvestment of distributions...         2,939         31,327
Shares redeemed..................................................       (18,882)      (210,051)
                                                                     ----------   ------------
Net increase.....................................................       477,484  $   4,957,040
                                                                                  ============
Shares outstanding:
   Beginning of period...........................................             0
                                                                     ----------
   End of period.................................................       477,484
                                                                     ==========


SMALL-CAP VALUE FUND -- CLASS A
                                                                             FOR THE YEAR                 FOR THE YEAR
                                                                                ENDED                        ENDED
                                                                             JUNE 30, 2001                JUNE 30, 2000
                                                                     --------------------------    ---------------------------
                                                                       SHARES         AMOUNT         SHARES          AMOUNT
                                                                       ------         ------         ------          ------
Shares sold......................................................       294,241   $  4,191,405       328,885      $ 3,944,546
Shares issued to shareholders in reinvestment of distributions...        14,704        210,714        29,546          364,010
Shares redeemed..................................................      (847,879)   (11,983,574)     (482,778)      (5,806,409)
                                                                     ----------   ------------     ---------      -----------
Net increase/(decrease)..........................................      (538,934)  $ (7,581,455)     (124,347)     $(1,497,853)
                                                                                  ============                    ===========
Shares outstanding:
   Beginning of period...........................................       892,177                    1,016,524
                                                                     ----------                    ---------
   End of period.................................................       353,243                      892,177
                                                                     ==========                    =========



SMALL-CAP VALUE FUND -- CLASS B
                                                                             FOR THE YEAR
                                                                                ENDED
                                                                             JUNE 30, 2001
                                                                     --------------------------
                                                                       SHARES         AMOUNT
                                                                       ------         ------
Shares sold......................................................         6,591   $     95,745
Shares issued to shareholders in reinvestment of distributions...            51            736
Shares redeemed..................................................             0              0
                                                                     ----------   ------------
Net increase.....................................................         6,642   $     96,481
                                                                                  ============
Shares outstanding:
   Beginning of perio............................................             0
                                                                     ----------
   End of period.................................................         6,642
                                                                     ==========


                            QUAKER INVESTMENT TRUST
                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                                 JUNE 30, 2001
--------------------------------------------------------------------------------

NOTE 7 -- FUND SHARE TRANSACTIONS -- (CONTINUED)


SMALL-CAP VALUE FUND -- CLASS C
                                                                             FOR THE YEAR
                                                                                ENDED
                                                                             JUNE 30, 2001
                                                                     --------------------------
                                                                       SHARES         AMOUNT
                                                                       ------         ------
Shares sold......................................................        17,510   $    247,035
Shares issued to shareholders in reinvestment of distributions...           390          5,484
Shares redeemed..................................................             0              0
                                                                     ----------   ------------
Net increase.....................................................        17,900   $    252,519
                                                                                  ============
Shares outstanding:
   Beginning of period...........................................             0
                                                                     ----------
   End of period.................................................        17,900
                                                                     ==========


SMALL-CAP VALUE FUND -- CLASS I
                                                                             FOR THE YEAR
                                                                                ENDED
                                                                             JUNE 30, 2001
                                                                     --------------------------
                                                                       SHARES         AMOUNT
                                                                       ------         ------
Shares sold......................................................     1,197,430   $ 17,009,528
Shares issued to shareholders in reinvestment of distributions...        44,961        645,190
Shares redeemed..................................................       (19,664)      (284,768)
                                                                     ----------   ------------
Net increase.....................................................     1,222,727   $ 17,369,950
                                                                                  ============
Shares outstanding:
   Beginning of period...........................................             0
                                                                     ----------
   End of period.................................................     1,222,727
                                                                     ==========


SMALL-CAP GROWTH FUND -- CLASS A
                                                                            FOR THE YEAR
                                                                                ENDED
                                                                             JUNE 30, 2001
                                                                     --------------------------
                                                                       SHARES         AMOUNT
                                                                       ------         ------
Shares sold......................................................         3,444   $     30,000
Shares issued to shareholders in reinvestment of distributions...             0              0
Shares redeemed..................................................             0              0
                                                                     ----------   ------------
Net increase.....................................................         3,444   $     30,000
                                                                                  ============
Shares outstanding:
   Beginning of period...........................................            0
                                                                     ----------
   End of period.................................................         3,444
                                                                     ==========

                            QUAKER INVESTMENT TRUST
                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                                 JUNE 30, 2001
--------------------------------------------------------------------------------

NOTE 7 -- FUND SHARE TRANSACTIONS -- (CONTINUED)


SMALL-CAP GROWTH FUND -- CLASS B
                                                                             FOR THE YEAR
                                                                                ENDED
                                                                             JUNE 30, 2001
                                                                     --------------------------
                                                                       SHARES         AMOUNT
                                                                       ------         ------
Shares sold......................................................         3,078   $     24,500
Shares issued to shareholders in reinvestment of distributions...             0              0
Shares redeemed..................................................             0              0
                                                                     ----------   ------------
Net increase.....................................................         3,078   $     24,500
                                                                                  ============
Shares outstanding:
   Beginning of period...........................................             0
                                                                     ----------
   End of period.................................................         3,078
                                                                     ==========



SMALL-CAP GROWTH FUND -- CLASS I
                                                                             FOR THE YEAR
                                                                                ENDED
                                                                             JUNE 30, 2001
                                                                     --------------------------
                                                                       SHARES         AMOUNT
                                                                       ------         ------
Shares sold......................................................       449,056   $  4,188,243
Shares issued to shareholders in reinvestment of distributions...             0
Shares redeemed..................................................        (3,375)       (28,068)
                                                                     ----------   ------------
Net increase.....................................................       445,681   $  4,160,175
                                                                                  ============
Shares outstanding:
   Beginning of period...........................................             0
                                                                     ----------
   End of period.................................................       445,681
                                                                     ==========

FIXED INCOME FUND -- CLASS A
                                                                             FOR THE YEAR                 FOR THE YEAR
                                                                                ENDED                        ENDED
                                                                             JUNE 30, 2001                JUNE 30, 2000
                                                                     --------------------------    ---------------------------
                                                                       SHARES         AMOUNT         SHARES          AMOUNT
                                                                       ------         ------         ------          ------
Shares sold......................................................       152,674   $  1,555,384       261,638      $ 2,549,061
Shares issued to shareholders in reinvestment of distributions...        42,894        431,649        39,296          386,400
Shares redeemed..................................................      (246,644)    (2,482,144)     (213,192)      (2,116,270)
                                                                     ----------   ------------       -------      -----------
Net increase/(decrease)..........................................       (51,076)  $   (495,111)       87,742      $   819,191
                                                                                  ============                    ===========
Shares outstanding:
   Beginning of period...........................................       845,210                      757,468
                                                                     ----------                      -------
   End of period.................................................       794,134                      845,210
                                                                     ==========                      =======

                            QUAKER INVESTMENT TRUST
                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                                 JUNE 30, 2001
--------------------------------------------------------------------------------

NOTE 7 -- FUND SHARE TRANSACTIONS -- (CONTINUED)


FIXED INCOME FUND -- CLASS B
                                                                             FOR THE YEAR
                                                                                ENDED
                                                                             JUNE 30, 2001
                                                                     --------------------------
                                                                       SHARES         AMOUNT
                                                                       ------         ------
Shares sold......................................................            97   $      1,000
Shares issued to shareholders in reinvestment of distributions...             1             11
Shares redeemed..................................................             0              0
                                                                     ----------   ------------
Net increase/(decrease)..........................................            98   $      1,011
                                                                                  ============
Shares outstanding:
   Beginning of period...........................................             0
                                                                     ----------
   End of period.................................................            98
                                                                     ==========


FIXED INCOME FUND -- CLASS C
                                                                             FOR THE YEAR
                                                                                ENDED
                                                                             JUNE 30, 2001
                                                                     --------------------------
                                                                       SHARES         AMOUNT
                                                                       ------         ------
Shares sold......................................................         3,258   $     33,248
Shares issued to shareholders in reinvestment of distributions...            58            596
Shares redeemed..................................................          (117)        (1,200)
                                                                     ----------   ------------
Net increase/(decrease)..........................................         3,199   $     32,644
                                                                                  ============
Shares outstanding:
   Beginning of period...........................................             0
                                                                     ----------
   End of period.................................................         3,199
                                                                     ==========


FIXED INCOME FUND -- CLASS I
                                                                             FOR THE YEAR
                                                                                ENDED
                                                                             JUNE 30, 2001
                                                                     --------------------------
                                                                       SHARES         AMOUNT
                                                                       ------         ------
Shares sold......................................................         3,309   $     33,919
Shares issued to shareholders in reinvestment of distributions...            45            457
Shares redeemed..................................................             0              0
                                                                     ----------   ------------
Net increase/(decrease)..........................................         3,354   $     34,376
                                                                                  ============
Shares outstanding:
   Beginning of period...........................................             0
                                                                     ----------
   End of period ................................................         3,354
                                                                     ==========

                            QUAKER INVESTMENT TRUST
                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                                 JUNE 30, 2001
--------------------------------------------------------------------------------

NOTE 7 -- FUND SHARE TRANSACTIONS -- (CONTINUED)


HIGH YIELD FUND -- CLASS A
                                                                             FOR THE YEAR
                                                                                ENDED
                                                                             JUNE 30, 2001
                                                                     --------------------------
                                                                       SHARES         AMOUNT
                                                                       ------         ------
Shares sold......................................................        21,662   $    205,988
Shares issued to shareholders in reinvestment of distributions...           794          7,498
Shares redeemed..................................................           (10)          (100)
                                                                     ----------   ------------
Net increase.....................................................        22,446   $    213,386
                                                                                  ============
Shares outstanding:
   Beginning of period...........................................             0
                                                                     ----------
   End of period.................................................        22,446
                                                                     ==========



HIGH YIELD FUND -- CLASS B
                                                                            FOR THE YEAR
                                                                                ENDED
                                                                             JUNE 30, 2001
                                                                     --------------------------
                                                                       SHARES         AMOUNT
                                                                       ------         ------
Shares sold......................................................        12,599   $    120,000
Shares issued to shareholders in reinvestment of distributions...           353          3,284
Shares redeemed..................................................             0              0
                                                                     ----------   ------------
Net increase.....................................................        12,952   $    123,284
                                                                                  ============
Shares outstanding:
   Beginning of period...........................................             0
                                                                     ----------
   End of period.................................................        12,952
                                                                     ==========



HIGH YIELD FUND -- CLASS C
                                                                            FOR THE YEAR
                                                                                ENDED
                                                                             JUNE 30, 2001
                                                                     --------------------------
                                                                       SHARES         AMOUNT
                                                                       ------         ------
Shares sold......................................................         3,131   $     30,000
Shares issued to shareholders in reinvestment of distributions...            35            339
Shares redeemed..................................................             0             --
                                                                     ----------   ------------
Net increase.....................................................         3,166   $     30,339
                                                                                  ============
Shares outstanding:
   Beginning of period...........................................             0
                                                                     ----------
   End of period.................................................         3,166
                                                                     ==========


                            QUAKER INVESTMENT TRUST
                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                                 JUNE 30, 2001
--------------------------------------------------------------------------------

NOTE 7 -- FUND SHARE TRANSACTIONS -- (CONTINUED)


HIGH YIELD FUND -- CLASS I
                                                                             FOR THE YEAR
                                                                                ENDED
                                                                             JUNE 30, 2001
                                                                     --------------------------
                                                                       SHARES         AMOUNT
                                                                       ------         ------
Shares sold......................................................       904,331   $  8,867,723
Shares issued to shareholders in reinvestment of distributions...        83,575        785,926
Shares redeemed..................................................       (24,326)      (223,388)
                                                                     ----------   ------------
Net increase.....................................................       963,580   $  9,430,261
                                                                                  ============
Shares outstanding:
   Beginning of period...........................................            --
                                                                     ----------
   End of period.................................................       963,580
                                                                     ==========



GOVERNMENT MONEY MARKET FUND -- CLASS I
                                                                             FOR THE YEAR
                                                                                ENDED
                                                                             JUNE 30, 2001
                                                                     --------------------------
                                                                       SHARES         AMOUNT
                                                                       ------         ------
Shares sold......................................................     2,816,858   $  2,816,858
Shares issued to shareholders in reinvestment of distributions...         9,726          9,726
Shares redeemed..................................................    (2,153,917)    (2,153,917)
                                                                     ----------   ------------
Net increase.....................................................       672,667   $    672,667
                                                                                  ============
Shares outstanding:
   Beginning of period...........................................             0
                                                                     ----------
   End of period.................................................       672,667
                                                                     ==========


                          INDEPENDENT AUDITORS' REPORT

Shareholders and Board of Trustees
Quaker Investment Trust
Valley Forge, Pennsylvania

     We have audited the statements of assets and liabilities, including the schedule of investments, of the Quaker Investment Trust (comprising, respectively, the Quaker Core Equity Fund, the Quaker Aggressive Growth Fund, the Quaker Mid-Cap Value Fund, the Quaker Small-Cap Value Fund, the Quaker Small-Cap Growth Fund, the Quaker Fixed Income Fund, the Quaker High Yield Fund, and the Quaker Money Market Fund) as of June 30, 2001, and the related statements of operations and changes in net assets, and the financial highlights for the year then ended or the period from commencement of operations to June 30, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statements of changes in net assets for the year ended June 30, 2000 and the financial highlights for each of the periods presented through June 30, 2000 were audited by other auditors whose report dated August 11, 2000, expressed an unqualified opinion on the financial statement and financial highlights.

     We conducted our audit in accordance with U.S. generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the Quaker Investment Trust, as of June 30, 2001, the results of their operations, the changes in their net assets, and the financial highlights for the year then ended or the period from commencement of operations to June 30, 2001 in conformity with U.S. generally accepted accounting principles.

                                                BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania
August 2, 2001

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